Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 29, 2012	Feb. 19, 2013 Class A [Member]	Feb. 19, 2013 Class B [Member]
Entity Registrant Name	FEDERATED INVESTORS INC /PA/
Entity Central Index Key	0001056288
Trading Symbol	FII
Document Type	10-K
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Amendment Flag	false
Entity Common Stock, Shares Outstanding			9,000	104,419,704
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 2,000,000,000

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 67,585	$ 49,273
Investments—affiliates	136,023	159,539
Investments—other	55,020	113,505
Receivables, net of reserve of $50 and $121, respectively	24,120	21,526
Prepaid expenses	12,986	17,420
Other current assets	4,328	5,248
Total current assets	300,062	366,511
Long-Term Assets
Goodwill	648,820	642,329
Renewable investment advisory rights	68,455	64,600
Other intangible assets, net	10,582	13,997
Property and equipment, net	38,912	38,228
Other long-term assets	23,230	25,191
Total long-term assets	789,999	784,345
Total assets	1,090,061	1,150,856
Current Liabilities
Short-term debt	42,500	42,500
Accounts payable and accrued expenses	45,255	41,691
Accrued compensation and benefits	68,172	59,971
Other current liabilities	25,207	34,324
Total current liabilities	181,134	178,486
Long-Term Liabilities
Long-term debt	276,250	318,750
Long-term deferred tax liability, net	99,399	73,246
Other long-term liabilities	29,334	37,191
Total long-term liabilities	404,983	429,187
Total liabilities	586,117	607,673
Commitments and contingencies (Note (20))
TEMPORARY EQUITY
Redeemable noncontrolling interest in subsidiaries	7,268	506
PERMANENT EQUITY
Retained earnings	984,505	1,069,913
Treasury stock, at cost, 25,064,280 and 25,762,366 shares Class B common stock, respectively	(760,022)	(772,481)
Accumulated other comprehensive loss, net of tax	(2,937)	(8,612)
Total Federated Investors, Inc. shareholders' equity	495,432	541,959
Nonredeemable noncontrolling interest in subsidiary	1,244	718
Total permanent equity	496,676	542,677
Total liabilities, temporary equity and permanent equity	1,090,061	1,150,856
Class A [Member]
PERMANENT EQUITY
Common stock	189	189
Class B [Member]
PERMANENT EQUITY
Common stock	$ 273,697	$ 252,950

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables, reserve	$ 50	$ 121
Treasury stock, shares	25,064,280	25,762,366
Class A [Member]
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	20,000	20,000
Common stock, shares issued	9,000	9,000
Common stock, shares outstanding	9,000	9,000
Class B [Member]
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	129,505,456	129,505,456

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue
Investment advisory fees, net—affiliates	$ 560,978		$ 524,779		$ 579,159
Investment advisory fees, net—other	69,856		61,561		60,245
Administrative service fees, net—affiliates	225,529		220,356		215,643
Other service fees, net—affiliates	74,103		73,343		82,476
Other service fees, net—other	11,799		12,042		11,559
Other, net	3,441		3,033		2,861
Total revenue	945,706		895,114		951,943
Operating Expenses
Compensation and related	257,622		245,439		242,853
Distribution	253,445		235,670		259,210
Systems and communications	25,716		22,971		22,828
Office and occupancy	24,828		24,689		22,958
Professional service fees	18,925		53,737		18,980
Advertising and promotional	13,413		13,413		10,110
Travel and related	12,838		12,174		11,461
Intangible asset related	2,593		7,915		22,511
Other	23,733		21,651		31,241
Total operating expenses	633,113		637,659		642,152
Operating income	312,593		257,455		309,791
Nonoperating Income (Expenses)
Investment income, net	6,756		4,827		3,330
Gain on securities, net	6,911	[1]	1,432	[1]	3,542	[1]
Debt expense	(14,441)		(17,047)		(15,049)
Other, net	(3,308)		(296)		(494)
Total nonoperating expenses, net	(4,082)		(11,084)		(8,671)
Income before income taxes	308,511		246,371		301,120
Income tax provision	110,883		91,288		111,957
Net income including noncontrolling interests in subsidiaries	197,628		155,083		189,163
Less: Net income attributable to the noncontrolling interests in subsidiaries	9,540		4,177		10,049
Net income	$ 188,088		$ 150,906		$ 179,114
Amounts attributable to Federated Investors, Inc.
Earnings Per Share, Basic and Diluted	$ 1.79	[2]	$ 1.45	[2]	$ 1.73	[2]
Cash dividends per share	$ 2.47		$ 0.96		$ 2.22

[1]	Amounts related to consolidated investment companies totaled $2.0 million, $(1.2) million and $1.5 million for 2012, 2011 and 2010, respectively.
[2]	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income including noncontrolling interest in subsidiaries	$ 197,628,000		$ 155,083,000		$ 189,163,000
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on securities available for sale and reclassification adjustment	3,319,000	[1]	(2,939,000)	[1]	2,840,000	[1]
Reclassification adjustment and unrealized loss on interest rate swap	2,563,000	[2]	(2,007,000)	[2]	(7,627,000)	[2]
Foreign currency translation (loss) gain and reclassification adjustment	(207,000)		29,000		(422,000)
Other comprehensive income (loss)	5,460,000		(4,945,000)		(5,257,000)
Comprehensive income including noncontrolling interest in subsidiaries	203,088,000		150,138,000		183,906,000
Less: Comprehensive (loss) income attributable to redeemable noncontrolling interest in subsidiaries	(147,000)		88,000		1,178,000
Less: Comprehensive income attributable to nonredeemable noncontrolling interest in subsidiary	9,472,000		4,061,000		8,823,000
Comprehensive income attributable to Federated Investors, Inc.	193,763,000		145,989,000		173,905,000
Other Comprehensive Income (Loss) [Member]
Other comprehensive income (loss), net of tax:
Foreign currency translation (loss) gain and reclassification adjustment	$ (422,000)	[3]	$ 1,000	[3]	$ (470,000)	[3]

[1]	The tax expense (benefit) related to this line item was $2,282, $(2,139) and $2,209 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	The tax expense (benefit) related to this line item was $1,500, $(1,501) and $(4,107) for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	The tax benefit related to this line item was $(8), $(251) and $(227) for the years ended December 31, 2012, 2011 and 2010, respectively.

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized gain (loss) on securities available for sale and reclassification adjustment, tax	$ 2,282	$ (2,139)	$ 2,209
Unrealized gain (loss) on hedging instruments and reclassification adjustment, tax	1,500	(1,501)	(4,107)
Foreign currency translation gain (loss), tax	$ (8)	$ (251)	$ (227)

Consolidated Statements of Changes in Equity (USD $)	Total		Common Class A [Member]	Class B [Member]	Treasury Stock [Member]	Common Stock [Member]	Additional Paid-in Capital from Treasury Stock Transactions [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive (Loss) Income, Net of Tax [Member]	Total Shareholders' Equity [Member]	Nonredeemable Noncontrolling Interest in Subsidiary [Member]	Redeemable Noncontrolling Interests in Subsidiaries Temporary Equity [Member]
Balance at Dec. 31, 2009	$ 528,815,000					$ 217,009,000	$ 0	$ 1,105,073,000	$ (795,389,000)	$ 1,514,000	$ 528,207,000	$ 608,000	$ 13,913,000
Shares, Outstanding at Dec. 31, 2009			9,000	102,934,237	26,571,219
Net Income	187,937,000		0	0	0	0	0	179,114,000	0	0	179,114,000	8,823,000	1,226,000
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on securities available for sale and reclassification adjustment	2,840,000	[1]	0	0	0	0	0	0	0	2,840,000	2,840,000	0	0
Reclassification adjustment and unrealized loss on interest rate swap	(7,627,000)	[2]	0	0	0	0	0	0	0	(7,627,000)	(7,627,000)	0	0
Foreign currency translation (loss) gain and reclassification adjustment	(422,000)		0	0	0	0	0	0	0	(422,000)	(422,000)	0	(48,000)
Subscriptions – redeemable noncontrolling interest holders	0		0	0	0	0	0	0	0	0	0	0	10,074,000
Consolidation/(Deconsolidation)	0		0	0	0	0	0	0	0	0	0	0	(21,334,000)
Stock award activity	21,905,000					20,118,000	0	(19,096,000)	20,883,000	0	21,905,000	0	0
Stock award activity, shares			0	903,379	(903,379)
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(237,142,000)		0	0	0	0	0	(228,084,000)	0	0	(228,084,000)	(9,058,000)	(2,288,000)
Stock option activity	10,073,000					270,000	135,000	(478,000)	10,146,000	0	10,073,000	0	0
Stock option activity, shares			0	486,150	(486,150)
Purchase of treasury stock	(14,249,000)					0	0	0	(14,249,000)	0	(14,249,000)	0	0
Purchase of treasury stock, shares			0	(659,675)	659,675
Other	42,000					0	0	42,000	0	0	42,000	0	0
Other, shares			0	0	0
Balance at Dec. 31, 2010	492,172,000					237,397,000	135,000	1,036,571,000	(778,609,000)	(3,695,000)	491,799,000	373,000	1,543,000
Shares, Outstanding at Dec. 31, 2010			9,000	103,664,091	25,841,365
Net Income	154,967,000		0	0	0	0	0	150,906,000	0	0	150,906,000	4,061,000	116,000
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on securities available for sale and reclassification adjustment	(2,939,000)	[1]	0	0	0	0	0	0	0	(2,939,000)	(2,939,000)	0	0
Reclassification adjustment and unrealized loss on interest rate swap	(2,007,000)	[2]	0	0	0	0	0	0	0	(2,007,000)	(2,007,000)	0	0
Foreign currency translation (loss) gain and reclassification adjustment	29,000		0	0	0	0	0	0	0	29,000	29,000	0	(28,000)
Subscriptions – redeemable noncontrolling interest holders	0		0	0	0	0	0	0	0	0	0	0	6,511,000
Consolidation/(Deconsolidation)	0		0	0	0	0	0	0	0	0	0	0	(7,626,000)
Stock award activity	21,050,000					19,770,000	(797,000)	(17,640,000)	19,717,000	0	21,050,000	0	0
Stock award activity, shares			0	1,016,376	(1,016,376)
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(103,637,000)		0	0	0	0	0	(99,921,000)	0	0	(99,921,000)	(3,716,000)	(10,000)
Stock option activity	11,102,000					(4,028,000)	662,000	0	14,468,000	0	11,102,000	0	0
Stock option activity, shares			0	603,418	(603,418)
Purchase of treasury stock	(28,057,000)					0	0	0	(28,057,000)	0	(28,057,000)	0	0
Purchase of treasury stock, shares			0	(1,540,795)	1,540,795
Other	(3,000)					0	0	(3,000)	0	0	(3,000)	0	0
Other, shares			0	0	0
Balance at Dec. 31, 2011	542,677,000					253,139,000	0	1,069,913,000	(772,481,000)	(8,612,000)	541,959,000	718,000	506,000
Shares, Outstanding at Dec. 31, 2011			9,000	103,743,090	25,762,366
Net Income	197,560,000		0	0	0	0	0	188,088,000	0	0	188,088,000	9,472,000	68,000
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on securities available for sale and reclassification adjustment	3,319,000	[1]	0	0	0	0	0	0	0	3,319,000	3,319,000	0	0
Reclassification adjustment and unrealized loss on interest rate swap	2,563,000	[2]	0	0	0	0	0	0	0	2,563,000	2,563,000	0	0
Foreign currency translation (loss) gain and reclassification adjustment	(207,000)		0	0	0	0	0	0	0	(207,000)	(207,000)	0	(215,000)
Subscriptions – redeemable noncontrolling interest holders	0		0	0	0	0	0	0	0	0	0	0	14,070,000
Consolidation/(Deconsolidation)	0		0	0	0	0	0	0	0	0	0	0	5,353,000
Stock award activity	22,831,000					21,227,000	0	(17,189,000)	18,793,000	0	22,831,000	0	0
Stock award activity, shares			0	1,019,773	(1,019,773)
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(265,265,000)		0	0	0	0	0	(256,319,000)	0	0	(256,319,000)	(8,946,000)	(12,514,000)
Stock option activity	(480,000)					(480,000)	0	0	0	0	(480,000)	0	0
Stock option activity, shares			0	0	0
Purchase of treasury stock	(6,334,000)					0	0	0	(6,334,000)	0	(6,334,000)	0	0
Purchase of treasury stock, shares			0	(321,687)	321,687
Other	12,000					0	0	12,000	0	0	12,000	0	0
Other, shares			0	0	0
Balance at Dec. 31, 2012	$ 496,676,000					$ 273,886,000	$ 0	$ 984,505,000	$ (760,022,000)	$ (2,937,000)	$ 495,432,000	$ 1,244,000	$ 7,268,000
Shares, Outstanding at Dec. 31, 2012			9,000	104,441,176	25,064,280

[1]	The tax expense (benefit) related to this line item was $2,282, $(2,139) and $2,209 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	The tax expense (benefit) related to this line item was $1,500, $(1,501) and $(4,107) for the years ended December 31, 2012, 2011 and 2010, respectively.

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income including noncontrolling interest in subsidiaries	$ 197,628	$ 155,083	$ 189,163
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Amortization of deferred sales commissions	7,465	7,378	12,197
Depreciation and other amortization	10,445	14,400	21,075
Share-based compensation expense	20,135	19,006	19,124
Gain on disposal of assets	(5,093)	(2,834)	(2,584)
Provision for deferred income taxes	25,030	17,252	24,213
Fair-value adjustments for contingent liabilities	(793)	900	0
Tax benefit from share-based compensation	1,543	179	1,830
Excess tax benefits from share-based compensation	(2,974)	(1,693)	(3,005)
Impairment of assets	3,000	0	10,191
Net sales (purchases) of trading securities	66,403	(102,738)	(25,803)
Deferred sales commissions paid	(12,102)	(9,386)	(10,638)
Contingent deferred sales charges received	1,383	1,443	2,275
Proceeds from sale of certain B-share-related future revenue	0	0	1,223
Other changes in assets and liabilities:
(Increase) decrease in receivables, net	(2,552)	2,188	(2,408)
Decrease in prepaid expenses and other assets	4,525	1,255	11,391
Increase (decrease) in accounts payable and accrued expenses	7,727	(3,990)	(14,249)
(Decrease) increase in other liabilities	(5,427)	15,047	(18,048)
Net cash provided by operating activities	316,343	113,490	215,947
Investing Activities
Purchases of securities available for sale	(58,284)	(73,192)	(99,284)
Cash paid for business acquisitions	(14,064)	(53,507)	(49,561)
Proceeds from redemptions of securities avaliable for sale	92,398	27,492	55,121
Cash paid for property and equipment	(8,675)	(8,247)	(7,870)
Cash paid for purchased loans	0	0	(47,178)
Proceeds from sale of purchased loans	0	0	1,044
Proceeds from disposal of property and equipment	0	0	3,298
Net cash provided (used) by investing activities	11,375	(107,454)	(144,430)
Financing Activities
Dividends paid	(256,750)	(99,960)	(228,651)
Purchases of treasury stock	(6,633)	(28,545)	(13,462)
Distributions to noncontrolling interests in subsidiaries	(21,460)	(3,726)	(11,347)
Contributions from noncontrolling interests in subsidiaries	14,070	6,511	10,074
Proceeds from shareholders for share-based compensation	1,604	16,795	11,590
Excess tax benefits from share-based compensation	2,974	1,693	3,005
Proceeds from new borrowings	0	0	407,000
Payments on debt	(42,500)	(42,500)	(129,250)
Other financing activities	(711)	(5,787)	(12,172)
Net cash (used) provided by financing activities	(309,406)	(155,519)	36,787
Net increase (decrease) in cash and cash equivalents	18,312	(149,483)	108,304
Cash and cash equivalents, beginning of year	49,273	198,756	90,452
Cash and cash equivalents, end of year	67,585	49,273	198,756
Supplemental Disclosure of Cash Flow Information
Income Taxes	79,817	72,149	77,072
Interest	$ 13,091	$ 15,893	$ 12,941

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies
Summary of Significant Accounting Policies
(a) Nature of Operations
Federated Investors, Inc. and its subsidiaries (collectively, Federated) provide investment advisory, administrative, distribution and other services primarily to Federated mutual funds and Separate Accounts (which include separately managed accounts, institutional accounts, sub-advised funds and other managed products) in both domestic and international markets. For presentation purposes in the Consolidated Financial Statements, the Federated-sponsored mutual funds are considered to be affiliates of Federated.
The majority of Federated’s revenue is derived from investment advisory services provided to Federated mutual funds and Separate Accounts through various subsidiaries pursuant to investment advisory contracts. These subsidiaries are registered as investment advisers under the Investment Advisers Act of 1940 or operate in similar capacities under applicable jurisdictional law.
Federated's U.S.-domiciled mutual funds are distributed by a wholly owned subsidiary registered as a broker/dealer under the Securities Exchange Act of 1934 and under applicable state laws. Federated's non-U.S.-domiciled products are distributed by wholly owned subsidiaries and a third-party distribution firm which are registered under applicable jurisdictional law. Federated’s investment products are primarily distributed within the wealth management and trust, broker/dealer and global institutional markets.
(b) Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). In preparing the financial statements, management is required to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results may differ from those estimates, and such differences may be material to the Consolidated Financial Statements.
(c) Reclassification of Prior Period Financial Statements
Certain items previously reported have been reclassified to conform with the current year’s presentation.
(d) Principles of Consolidation
The Consolidated Financial Statements include the accounts of Federated Investors, Inc. and entities or sponsored products in which Federated holds a controlling financial interest. A controlling financial interest is determined by the extent of Federated’s (1) decision-making ability through voting interests, (2) decision-making ability and rights/obligations to benefits/losses through variable interest or (3) participation in the economic risks and rewards of the entity through variable interests. To the extent Federated’s controlling financial interest in a consolidated subsidiary represents less than 100% of the subsidiary’s equity, Federated recognizes noncontrolling interests in subsidiaries. In the case of consolidated sponsored products (see Note (5)(b)), the noncontrolling interests represent equity which is redeemable or convertible for cash or other assets at the option of the equity holder. As such, these noncontrolling interests are deemed to represent temporary equity and are classified as redeemable noncontrolling interests in subsidiaries in the mezzanine section of the Consolidated Balance Sheets. All other noncontrolling interests in subsidiaries are classified as permanent equity. All significant intercompany accounts and transactions have been eliminated.
Beginning on January 1, 2010, Federated adopted the provisions of the Financial Accounting Standards Board’s (FASB) new consolidation model for variable interest entities (VIEs). As a result, Federated applies two different approaches to consider VIEs for possible consolidation. For non-investment fund entities, Federated considers a qualitative model for identifying whether its interest in a VIE is a controlling financial interest. The qualitative model considers whether Federated has: (1) the ability to direct significant activities of the VIE, and (2) the obligation to absorb losses of and/or to provide rights to receive benefits from the VIE that could potentially be significant to the VIE. Federated reevaluates the need for consolidation under this qualitative approach on an ongoing basis.
For Federated’s interests in certain investment funds that meet the definition of VIEs, Federated evaluates the extent of Federated’s participation in the economic risks and rewards of the entity based on a quantitative model to determine whether consolidation is necessary. In cases where the results of the quantitative model indicate that Federated’s interest in such an entity absorbs the majority of the variability in the entity’s net assets, Federated is deemed to be the primary beneficiary and thus consolidates the entity.
The equity method of accounting is used to account for an investment in an entity in which Federated’s noncontrolling equity investment is deemed to give it the ability to exercise significant influence over the operating and financial policies of the investee. This equity-method investment is included in Other long-term assets on the Consolidated Balance Sheets. The proportionate share of income or loss is included in Nonoperating Income (Expenses) – Other, net in the Consolidated Statements of Income. The investment is subject to review for other-than-temporary impairments as indicators arise. If the carrying value of the investment is deemed to be other-than-temporarily impaired, an impairment charge is recorded in Nonoperating Income (Expenses) – Other, net to write the asset down to fair value.
(e) Business Combinations
Beginning in 2009, business combinations are accounted for under the acquisition method of accounting. Results of operations of an acquired business are included from the date of acquisition. Management estimates the fair value of the acquired assets, including identifiable intangible assets, and assumed liabilities based on their estimated fair values as of the date of acquisition. Any excess fair value of the acquired net assets over the acquisition-date fair value of the consideration transferred, including the fair value of any contingent consideration, is recorded as Goodwill on the Consolidated Balance Sheets. The fair value of contingent consideration is recorded as a liability in Other current liabilities and Other long-term liabilities on the Consolidated Balance Sheets as of the acquisition date. This liability is remeasured at fair value each quarter end with changes in fair value recognized in Intangible asset related expense on the Consolidated Statements of Income. For a discussion regarding the approach used to estimate the fair value of such liabilities, see Note (6)(a).
(f) Cash and Cash Equivalents
Cash and cash equivalents include money market accounts and deposits with banks.
(g) Investments
Federated's investments are categorized as Investments—affiliates or Investments—other on the Consolidated Balance Sheets. Investments—affiliates represent Federated’s available-for-sale investments in Federated sponsored fluctuating-value mutual funds. These investments are carried at fair value with unrealized gains or losses on securities included in Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets. Realized gains and losses on these securities are computed on a specific-identification basis and recognized in Gain on securities, net in the Consolidated Statements of Income.
Investments—other represents trading securities held by Federated primarily as a result of consolidating certain Federated-sponsored investment companies. Trading securities are carried at fair value with changes in fair value recognized in Gain on securities, net in the Consolidated Statements of Income. See Note (7) for additional information regarding investments held as of December 31, 2012 and 2011.
The fair value of Federated's investments is generally based on quoted market prices in active markets for identical instruments. If quoted market prices are not available, fair value is generally based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. In the absence of observable market data inputs and/or value drivers, internally generated valuation techniques may be utilized in which one or more significant inputs or significant value drivers are unobservable in the market place. On a periodic basis, management evaluates the carrying value of investments for impairment. With respect to its investments in fluctuating-value mutual funds, management considers various criteria, including the duration and extent of a decline in fair value, the ability and intent of management to retain the investment for a period of time sufficient to allow the value to recover and the financial condition and near-term prospects of the fund and the underlying investments of the fund, to determine whether a decline in fair value is other than temporary. If, after considering these criteria, management believes that a decline is other than temporary, the carrying value of the security is written down to fair value through the Consolidated Statements of Income.
(h) Derivatives and Hedging Instruments
From time to time, Federated may consolidate an investment product that holds freestanding derivative financial instruments for trading purposes. Federated reports such derivative instruments at fair value and records the changes in fair value in Gain on securities, net on the Consolidated Statements of Income.
From time to time, Federated may also enter into and designate as accounting hedges derivative financial instruments to hedge interest-rate exposures with respect to variable-rate loan facilities (cash flow hedges) or to hedge foreign-currency exchange risk with respect to non-U.S. dollar trading investments in consolidated investment companies (net investment hedges). To qualify for hedge accounting, the derivative must be deemed to be highly effective in offsetting the designated changes in the hedged item. For cash flow hedges and net investment hedges, the effective portions of the change in the fair value of the derivative are reported as a component of Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets and subsequently reclassified to earnings in the period or periods during which the hedged item affects earnings. The change in fair value of the ineffective portion of the derivative, if any, is recognized immediately in earnings. If it is determined that the derivative instrument is not highly effective, hedge accounting is discontinued. If hedge accounting is discontinued because it is no longer probable that a forecasted transaction will occur, the derivative will continue to be recorded on the balance sheets at its fair value with changes in fair value included in current earnings, and the gains and losses in Accumulated other comprehensive loss, net of tax will be recognized immediately into earnings. If hedge accounting is discontinued because the hedging instrument is sold, terminated or no longer designated, the amount reported in Accumulated other comprehensive loss, net of tax up to the date of sale, termination or de-designation continues to be reported in Accumulated other comprehensive loss, net of tax until the forecasted transaction or the hedged item affects earnings. See Note (6) and Note (11) for additional information on the fair value of the hedges at December 31, 2012.

(i) Property and Equipment
Property and equipment are initially recorded at cost and are depreciated using the straight-line method over their estimated useful lives ranging from 1 to 12 years. Depreciation and amortization expense is recorded in Office and occupancy in the Consolidated Statements of Income. Leasehold improvements are amortized using the straight-line method over the shorter of their estimated useful lives or their respective lease terms. As property and equipment are taken out of service, the cost and related accumulated depreciation and amortization are removed. The write-off of any material residual net book value is reflected as a loss in Operating Expenses – Other in the Consolidated Statements of Income.
Management reviews the remaining useful lives and carrying values of property and equipment to determine whether events and circumstances indicate that a change in the useful life or impairment in value may have occurred. Indicators of impairment monitored by management include a decrease in the market price of the asset, an accumulation of costs significantly in excess of the amount originally expected in the acquisition or development of the asset, historical and projected cash flows associated with the asset and an expectation that the asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. Should there be an indication of a change in the useful life or an impairment in value, Federated compares the carrying value of the asset to the probability-weighted undiscounted cash flows expected to be generated from the underlying asset over its remaining useful life to determine whether an impairment has occurred. If the carrying value of the asset exceeds the undiscounted cash flows, the asset is written down to fair value which is determined based on prices of similar assets if available or discounted cash flows. Impairment adjustments are recognized in Operating Expenses – Other in the Consolidated Statements of Income.
(j) Costs of Computer Software Developed or Obtained for Internal Use
Certain internal and external costs incurred in connection with developing or obtaining software for internal use are capitalized. These capitalized costs are included in Property and equipment, net on the Consolidated Balance Sheets and are amortized using the straight-line method over the shorter of the estimated useful life of the software or four years. These assets are subject to the impairment test used for other categories of property and equipment described in Note (1)(i).
(k) Intangible Assets
Intangible assets, consisting primarily of goodwill and renewable investment advisory contracts acquired in connection with various acquisitions, are recorded at fair value determined using a discounted cash flow model as of the date of acquisition. The discounted cash flow model considers various factors to project future cash flows expected to be generated from the asset. Given the investment advisory nature of Federated’s business and of the businesses acquired over the years, these factors typically include: (1) an estimated rate of change for underlying managed assets; (2) expected revenue per managed asset; (3) incremental operating expenses; and (4) a discount rate. Management estimates a rate of change for underlying managed assets based on a combination of an estimated rate of market appreciation or depreciation and an estimated net redemption or sales rate. Expected revenue per managed asset and incremental operating expenses of the acquired asset are generally based on contract terms, average market participant data and historical experience. The discount rate is estimated at the current market rate of return. After the fair value of all separately identifiable assets has been estimated, goodwill is recorded to the extent the consideration paid for the acquisition exceeds the sum of the fair values of the separately identifiable acquired assets and assumed liabilities.
Federated tests goodwill for impairment at least annually or when indicators of potential impairment exist. Goodwill is evaluated at the reporting unit level. Federated has determined that it has a single reporting unit consistent with its single operating segment based on the fact that Federated’s operations are managed as a single business: investment management. Federated does not have multiple operating segments or business components for which discrete financial information is prepared. Federated uses a qualitative approach to test for potential impairment of goodwill. If after considering various factors, management determines that it is more likely than not that goodwill is impaired, a two-step process to test for and measure impairment is performed which begins with an estimation of the fair value of its reporting unit by considering Federated’s market capitalization. If Federated’s market capitalization falls to a level below its recorded book value of equity, Federated’s goodwill would be considered for possible impairment.
Federated has determined that certain acquired assets, specifically, certain renewable investment advisory contracts, have indefinite useful lives. In reaching this conclusion, management considered the legal, regulatory and contractual provisions of the investment advisory contract that enable the renewal of the contract, the level of cost and effort required in renewing the investment advisory contract, and the effects of obsolescence, demand, competition and other economic factors that could impact the funds’ projected performance and existence. The contracts generally renew annually and the value of these acquired assets assumes renewal. These indefinite-lived intangible assets are reviewed for impairment annually using a qualitative approach which requires that positive and negative evidence collected as a result of considering various factors be weighed in order to determine whether it is more likely than not that an indefinite-lived intangible asset or asset group is impaired. In addition, management reconsiders on a quarterly basis whether events or circumstances indicate that a change in the useful life may have occurred. Indicators of a possible change in useful life monitored by management include a significant decline in the level of managed assets, changes to legal, regulatory or contractual provisions of the renewable investment advisory contracts and reductions in underlying operating cash flows. Federated estimates the fair value of the indefinite-lived intangible asset and compares it to the book value of the asset to determine whether an impairment charge is necessary. Impairment is indicated when the carrying value of the intangible asset exceed its fair value.
Federated generally amortizes finite-lived identifiable intangible assets on a straight-line basis over their estimated useful lives, which range from 5 to 11 years. Management periodically evaluates the remaining useful lives and carrying values of the intangible assets to determine whether events and circumstances indicate that a change in the useful life or impairment in value may have occurred. Indicators of impairment monitored by management include a decline in the level of managed assets, changes to contractual provisions underlying certain intangible assets and reductions in underlying operating cash flows. Should there be an indication of a change in the useful life or impairment in value of the finite-lived intangible assets, Federated compares the carrying value of the asset and its related useful life to the projected undiscounted cash flows expected to be generated from the underlying asset over its remaining useful life to determine whether impairment has occurred. If the carrying value of the asset exceeds the undiscounted cash flows, the asset is written down to its fair value determined using discounted cash flows. Federated writes-off the cost and accumulated amortization balances for all fully amortized intangible assets.
(l) Deferred Sales Commissions
Federated pays upfront commissions to broker/dealers to promote the sale of certain mutual fund shares. Under various fund-related contracts, Federated is entitled to distribution and servicing fees from the mutual fund over the life of such shares. Both of these fees are calculated as a percentage of average managed assets associated with the related classes of shares. For certain share classes, Federated is also entitled to receive a contingent deferred sales charge (CDSC), which is collected from certain redeeming shareholders.
For share classes that pay both a distribution fee and CDSC, Federated generally capitalizes a portion of the upfront commissions as deferred sales commissions, dependent upon expected recoverability rates. The deferred sales commission asset is amortized over the estimated period of benefit of up to eight years. Deferred sales commission amortization expense was $7.5 million, $7.4 million and $12.2 million for 2012, 2011 and 2010, respectively, and was included in Operating Expenses – Other on the Consolidated Statements of Income.
Distribution and shareholder service fees are recognized in Other service fees, net—affiliates on the Consolidated Statements of Income over the life of the mutual fund share class. CDSCs collected on these share classes are used to reduce the deferred sales commission asset. Federated reviews the carrying value of deferred sales commission assets on a periodic basis to determine whether a significant long-term decline in the equity or bond markets or other events or circumstances indicate that an impairment in value may have occurred. Should there be an indication of an impairment in value, Federated compares the carrying value of the asset to the probability-weighted undiscounted future cash flows of the underlying asset to determine whether an impairment has occurred. If the carrying value of the asset exceeds the undiscounted cash flows, the deferred sales commission asset is written down to its estimated fair value determined using discounted cash flows.
For share classes that do not pay both a distribution fee and CDSC, Federated expenses the cost of the upfront commission as incurred in Distribution expense on the Consolidated Statements of Income and credits Distribution expense for any CDSCs collected.
(m) Foreign Currency Translation
The balance sheets of certain wholly owned foreign subsidiaries of Federated and certain consolidated foreign-denominated investment products are translated at the current exchange rate as of the end of the accounting period and the related income or loss is translated at the average exchange rate in effect during the period. Net exchange gains and losses resulting from these translations are excluded from income and are recorded in Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets. Foreign currency transaction gains and losses are reflected in Operating Expenses – Other in the Consolidated Statements of Income.
(n) Treasury Stock
Federated accounts for acquisitions of treasury stock at cost and reports total treasury stock held as a deduction from Federated Investors shareholders’ equity on the Consolidated Balance Sheets. At the date of subsequent reissue, the treasury stock account is reduced by the cost of such stock on a specific-identification basis. Additional paid-in capital from treasury stock transactions is increased as Federated reissues treasury stock for more than the cost of the shares. If Federated issues treasury stock for less than its cost, Additional paid-in capital from treasury stock transactions is reduced to no less than zero. Once this account is at zero, any further required reductions are recorded to Retained earnings on the Consolidated Balance Sheets.
(o) Revenue Recognition
Revenue from providing investment advisory, administrative and other services (including distribution, shareholder servicing and retirement plan recordkeeping) is recognized during the period in which the services are performed. Investment advisory, administrative and the majority of other service fees are generally calculated as a percentage of total net assets of the investment portfolios that are managed by Federated. The fair value of the investment portfolios is primarily determined using quoted market prices or independent third-party broker or dealer price quotes. In limited circumstances, a quotation or price evaluation is not readily available from a pricing source. In these cases, pricing is determined by management based on a prescribed valuation process that has been approved by the directors/trustees of the sponsored products. For the periods presented, a de minimus amount of assets under management (AUM or managed assets) were priced by Federated management. Federated may waive certain fees for competitive reasons, such as to maintain positive or zero net yields, to meet regulatory requirements or to meet contractual requirements. Federated waived fees of $709.3 million, $724.9 million and $653.1 million for the years ended December 31, 2012, 2011 and 2010, respectively, nearly all of which was for competitive reasons. The decrease in fee waivers for the year ended December 31, 2012 as compared to the same period of 2011 was primarily due to a $29.7 million decrease in fee waivers to maintain positive or zero net yields, partially offset by a $16.2 million increase in fee waivers related to managed asset growth for the year ended December 31, 2012 as compared to the same period of 2011. Fee waivers may continue to increase as a result of continued waivers to maintain positive or zero net yields and other competitive reasons. Fee waivers to maintain positive or zero net yields are partially offset by a related reduction to distribution expense and net income attributable to noncontrolling interests (see Note (4) for additional information on the net impact of these waivers).
Federated has contractual arrangements with third parties to provide certain fund-related services. Management considers various factors to determine whether Federated’s revenue should be recorded based on the gross amount payable by the funds or net of payments to third-party service providers. Management’s analysis is based on whether Federated is acting as the principal service provider or as an agent. The primary factors considered include: (1) whether the customer holds Federated or the service provider responsible for the fulfillment and acceptability of the services to be provided; (2) whether Federated has any practical latitude in negotiating the price to pay a third-party provider; (3) whether Federated or the customer selects the ultimate service provider; and (4) whether Federated has credit risk in the arrangement. Generally, the less the customer is directly involved with or participates in making decisions regarding the ultimate third-party service provider, the more supportive the facts are that Federated is acting as the principal in these transactions and should therefore report gross revenues. As a result of considering these factors, investment advisory fees, distribution fees and certain other service fees are recorded gross of payments made to third parties.

(p) Share-Based Compensation
Federated recognizes compensation costs based on grant-date fair value for all share-based awards granted, modified or settled after January 1, 2006, as well as for any awards that were granted prior to January 1, 2006 for which requisite service has not yet been provided.
Federated issues shares for share-based awards from treasury stock. For restricted stock awards, the fair value of the award is calculated as the difference between the closing fair value of Federated’s Class B common stock on the date of grant and the purchase price paid by the employee, if any. Federated’s awards are generally subject to graded vesting schedules. Compensation and related expense is adjusted for estimated forfeitures and is recognized on a straight-line or modified straight-line basis over the requisite service period of the award. Compensation and related expense also includes dividends paid on forfeited awards. Forfeiture assumptions are evaluated on a quarterly basis and updated as necessary.
For awards granted prior to January 1, 2006 with provisions that allow for accelerated vesting upon retirement, Federated recognizes expense over the vesting period of the awards, regardless of the employee’s attainment of retirement age. Beginning January 1, 2006, for all newly granted awards with provisions that allow for accelerated vesting upon retirement, Federated recognizes expense over the shorter of the vesting period or the period between grant date and the date on which the employee meets the minimum age requirement for retirement.
(q) Leases
Federated classifies leases as operating in accordance with the provisions of lease accounting. Rent expense under noncancelable operating leases with scheduled rent increases or rent holidays is accounted for on a straight-line basis over the lease term, beginning on the date of initial possession or the effective date of the lease agreement. The amount of the excess of straight-line rent expense over scheduled payments is recorded as a deferred liability. Build-out allowances and other such lease incentives are recorded as deferred credits, and are amortized on a straight-line basis as a reduction of rent expense beginning in the period they are deemed to be earned, which generally coincides with the effective date of the lease. The current portion of unamortized deferred lease costs and build-out allowances is included in Other current liabilities and the long-term portion is included in Other long-term liabilities on the Consolidated Balance Sheets.
(r) Advertising Costs
Federated generally expenses the cost of all advertising and promotional activities as incurred. Certain printed matter, however, such as sales brochures, are accounted for as prepaid supplies and are included in Other current assets on the Consolidated Balance Sheets until they no longer are owned or expected to be used, at which time their costs are expensed. Federated expensed advertising costs of $2.7 million, $2.6 million and $0.2 million in 2012, 2011 and 2010, respectively.
(s) Income Taxes
Federated accounts for income taxes under the liability method, which requires the recognition of deferred tax assets and liabilities for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Federated recognizes a valuation allowance if, based on the weight of available evidence regarding future taxable income, it is more likely than not that some portion or all of the deferred tax assets will not be realized.
(t) Earnings Per Share
Basic and diluted earnings per share are calculated under the two-class method. Pursuant to the two-class method, Federated’s unvested restricted stock awards with nonforfeitable rights to dividends are considered participating securities and are required to be considered in the computation of earnings per share. Dividends paid to unvested restricted shares and their proportionate share of undistributed earnings, if any, is excluded from the computation of earnings per share attributable to Federated Investors, Inc.
(u) Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss, net of tax is reported in the Consolidated Balance Sheets and the Consolidated Statements of Changes in Equity and includes net of tax, the unrealized gains and losses on securities available for sale, foreign currency translation adjustments and the effective portion of the gain or loss on derivative instruments designated and qualifying as a cash flow or net investment hedge.
(v) Loss Contingencies
Federated accrues for estimated costs, including legal costs related to existing lawsuits, claims and proceedings, if any, when it is probable that a loss has been incurred and the costs can be reasonably estimated. Accruals are reviewed at least quarterly and are adjusted to reflect the impact and status of settlements, rulings, advice of counsel and other information pertinent to a particular matter. Significant differences could exist between the actual cost required to investigate, litigate and/or settle a claim or the ultimate outcome of a suit and management’s estimate. These differences could have a material impact on Federated’s results of operations, financial position and/or cash flows. Recoveries of losses are recognized in the Consolidated Statements of Income when receipt is deemed probable.
(w) Business Segments
Business or operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the chief operating decision maker in deciding how to allocate resources and assess performance.
Federated does not have multiple operating segments or business components for which discrete financial information is prepared. Federated operates in one operating segment, the investment management business, nearly all of which is conducted within the United States. Federated’s Chief Executive Officer (CEO) is Federated’s chief operating decision maker. Federated’s CEO utilizes a consolidated approach to assess performance and allocate resources.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Recent Accounting Pronouncements
(a) Intangibles - Goodwill and Other
On July 27, 2012, the FASB issued an update to the accounting standard on intangibles. The update amends guidance on testing indefinite-lived intangible assets for impairment to permit an optional qualitative assessment prior to performing a fair value calculation. If the result of the qualitative assessment determines it is more likely than not that an indefinite-lived intangible asset is not impaired, a quantitative fair value calculation would not be required. This update is effective for interim and annual impairment tests performed for fiscal years beginning after September 15, 2012, however, early adoption is permitted. Federated elected to early adopt the new guidance effective October 1, 2012 in connection with its annual impairment testing of indefinite-lived intangible assets. The adoption of the update did not have a financial impact on Federated's Consolidated Financial Statements.
On January 1, 2012, Federated adopted a FASB update to the accounting standard on intangibles that amends guidance on testing goodwill for impairment to permit a qualitative assessment prior to performance of the two-step impairment test. If the result of the qualitative assessment reveals that there are no indicators of impairment, a quantitative calculation would not be required. This update did not have a financial impact on Federated's Consolidated Financial Statements.
(b) Fair Value Measurement
On January 1, 2012, Federated adopted updated requirements for expanded fair-value disclosures as issued by the FASB. The update amends certain fair value measurement guidance and expands disclosure requirements primarily for fair value measurements utilizing significant unobservable inputs (Level 3) and items not measured at fair value but for which fair value must be disclosed. As the updates affect disclosure only, the adoption of the update did not have a financial impact on Federated’s Consolidated Financial Statements.
(c) Comprehensive Income
On January 1, 2012, Federated adopted FASB updates to the accounting standard on the presentation of comprehensive income that requires presentation of the components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Federated elected to present the components of comprehensive income in two separate but consecutive statements and as a result, began reporting the Consolidated Statements of Comprehensive Income.

Prior Year Business Combinations and Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combinations and Acquisitions
Prior Year Business Combinations and Acquisitions
SunTrust. On September 20, 2010, Federated acquired the money market management business of SunTrust Banks, Inc. (SunTrust Acquisition). Pursuant to the acquisition agreement, $14.1 billion of money market assets transitioned to Federated in a series of closings during the third and fourth quarters of 2010. Money market mutual fund assets in nine money market mutual funds managed by SunTrust’s RidgeWorth Capital Management were transitioned into eight existing Federated money market mutual funds with similar investment objectives. The first and most significant closing occurred on September 20, 2010.

The SunTrust Acquisition included upfront cash payments that totaled $6.6 million. The transaction also includes annual contingent purchase price payments payable in the fourth quarters of each of the five years following the acquisition date. The contingent purchase price payments are calculated as a percentage of revenue less operating expenses directly attributed to certain eligible assets. As of the acquisition date, Federated recognized a liability of $20.1 million to record the estimated fair value of these future payments. See Note (20)(a) for information on contingent payments related to this acquisition. At December 31, 2012, management estimated remaining contingent payments could total $11 million over the three years that remain; however, the actual amount of the contingent payments will vary based on managed asset levels and related net revenues and is not limited by any maximum amount. A wide range of outcomes for actual payments is possible due to the extent of reasonably possible flow-rate volatility for the respective AUM.

The SunTrust Acquisition was accounted for under the acquisition method of accounting. The valuation resulted in total consideration with a fair value of $24.1 million assignable to a single identifiable intangible asset with an indefinite life and recorded in Renewable investment advisory rights on the Consolidated Balance Sheets. This asset is deductible for tax purposes. The valuation results, which were finalized in the first quarter 2011, are reflected in the Consolidated Balance Sheets and the related footnotes. As of December 31, 2012, the estimated fair value of future consideration payments was $8.2 million and was recorded in Other current liabilities ($3.5 million) and Other long-term liabilities ($4.7 million) (see Note (6)(a) for a discussion regarding the valuation methodology). This liability is remeasured at each reporting date with changes in the fair value recognized in Intangible asset related expense on the Consolidated Statements of Income.
The results of operations for the SunTrust Acquisition were included in Federated’s Consolidated Financial Statements beginning in September 2010 based on the date of the acquisition. The following table summarizes unaudited pro forma financial information assuming the SunTrust Acquisition occurred at the beginning of the year presented. This pro forma financial information is for informational purposes only and is not indicative of future results. In addition, the following pro forma financial information was not adjusted to reflect lower current levels of AUM:

in millions, except per share data for the year ended,	2010
Revenue	$980.7
Net income attributable to Federated Investors, Inc.	$186.6

Earnings per share – Basic and Diluted
Net income attributable to Federated Investors, Inc.	$1.80

The pro forma results include adjustments for the effect of acquisition-related expenses including accretion of interest on the contingent consideration liability and income tax expense.

Concentration Risk	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk
Concentration Risk
(a) Revenue Concentration by Asset Class
The following table summarizes the percentage of total revenue earned from Federated's asset classes over the last three years:

	2012	2011	2010
Money market assets	47%	46%	50%
Equity assets	31%	33%	31%
Fixed-income assets	21%	20%	18%

The change in the relative proportion of Federated's revenue attributable to money market assets from 2011 to 2012 was primarily the result of decreases in fee waivers for certain money market funds to maintain positive or zero net yields. The decline in the relative proportion of Federated's revenue attributable to money market assets from 2010 to 2011 was primarily the result of increases in fee waivers for certain money market funds to maintain positive or zero net yields. A significant change in Federated’s money market business or a significant reduction in money market assets due to regulatory changes, changes in the financial markets including significant and rapid increases in interest rates over a short period of time causing certain investors to prefer direct investments in interest-bearing securities, significant deterioration in investor confidence, further persistent declines in or additional prolonged periods of historically low short-term interest rates and resulting fee waivers or other circumstances, could have a material adverse effect on Federated’s results of operations.

Current Regulatory Environment
In January 2010, the Securities and Exchange Commission (SEC) adopted extensive amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) aimed at enhancing the resiliency of money market funds. These amendments included a series of enhancements including rules that require all money market funds to meet specific portfolio liquidity standards and rules that significantly enhance the public disclosure and regulatory reporting obligations of these funds. In 2010 and 2011, Federated dedicated internal resources to comply with these amendments including efforts to enhance its information systems and improve related reporting capabilities. These efforts were internally sourced and not material to Federated's financial position, results of operations or cash flows for those years. In Federated's view, the amendments of 2010 meaningfully and sufficiently strengthen money market funds. Recent experience demonstrated that the amendments of 2010 were effective in meeting heightened requests for redemptions occurring in connection with the U.S. credit rating downgrade in 2011 and the ongoing European debt crisis.
The SEC undertook a project to develop a proposal for additional reforms related to money market funds. In August 2012, then SEC Chairman Mary Schapiro issued a public statement announcing that she did not have sufficient votes from the other SEC commissioners to pursue certain proposed reforms relating to money market funds. In her statement, Ms. Schapiro stated that the SEC had been considering two alternative reform proposals, one which would have required a floating net asset value (NAV), and the other which would have imposed capital requirements coupled with some form of redemption restriction. In her statement, she invited other policymakers to take up the issue of reform. On September 27, 2012, then Treasury Secretary Timothy Geithner sent a letter to the members of the Financial Stability Oversight Council (FSOC) announcing his intent to pursue money market fund reform. His letter urged FSOC to use its authority under Section 120 of the Dodd-Frank Act to recommend that the SEC proceed with money market reform. Mr. Geithner outlined three potential options for reform in his letter and stated that he had asked his staff to begin drafting a formal recommendation for FSOC to consider at its November 2012 meeting.
In November 2012, FSOC issued Proposed Recommendations Regarding Mutual Fund Reform citing its authority under Section 120 of the Dodd-Frank Act (Proposed Recommendations). The Proposed Recommendations are in draft form and are subject to a public comment period which ended on February 15, 2013. The Proposed Recommendations include three main alternatives: a floating NAV for money market funds; an NAV capital buffer and minimum balance at risk (or 30-day hold back of up to 3% on certain redemptions); and an NAV capital buffer combined with other measures. In response to the Proposed Recommendations, Federated has filed five comment letters on the Proposed Recommendations pointing out, among other things, that: (1) FSOC exceeded its authority in how it used the Section 120 process; (2) FSOC has not provided justification for further reform efforts; (3) a floating NAV would not prevent “runs” on money market funds; (4) an NAV capital buffer of the kind proposed is impractical and not economically attainable in the current interest rate environment; and (5) the minimum-balance-at-risk concept would impair the utility of money market funds to investors and would be prohibitively costly for both fund groups and intermediaries to implement.
On November 30, 2012, the SEC Staff issued a study entitled Response to Questions Posed by Commissioners Aguilar, Parades and Gallagher. This study responded to questions posed by the Commissioners in response to potential reform measures being advanced by then SEC Chairman Mary Shapiro. The study addressed certain misconceptions about the role of money market funds in the financial crisis of 2008 and confirmed the effectiveness of the 2010 amendments to Rule 2a-7. Federated also filed a comment letter on the study commending the SEC Staff for its work while raising questions on some aspects of the study and recommending further analysis.
Finally, it has been reported that the SEC Staff is working on its own rule proposal and that proposal could include a floating NAV for certain money market funds, in particular prime funds. It could also include a floating NAV proposal for all money market funds as well as other reform measures.
Federated believes the changes currently under consideration, if enacted, would significantly reduce the utility and attractiveness of money market funds for investors who, in Federated's view, value money market funds in their current form as an efficient and effective cash management investment product offering daily liquidity at par.
If ultimately enacted, some or all of these changes would be detrimental to Federated's money market fund business and could materially and adversely affect Federated's operations. The very proposal of such amendments could have an adverse impact on Federated's money market fund business and operations and could also negatively impact the short-term credit markets. Management is carefully monitoring developments in this area and plans to actively participate both individually and with industry groups in the public comment process that would accompany any rule change proposal. Federated is unable to assess the degree of any potential impact such additional reforms may have on its business and operations until such proposals are issued. Even when issued, the final version of any rule amendment could vary significantly from the form in which it is proposed.

Historically Low Short-Term Interest Rates
In certain money market funds, the gross yield is not sufficient to cover all of the fund’s normal operating expenses due to historically low short-term interest rates. Since the fourth quarter 2008, Federated has voluntarily waived fees in order for certain funds to maintain positive or zero net yields. These fee waivers were partially offset by related reductions in distribution expense and net income attributable to noncontrolling interests as a result of Federated's mutual understanding and agreement with third-party intermediaries to share the impact of the waivers.

These voluntary fee waivers are calculated as a percent of AUM in certain money market funds and thus will vary dependent upon the asset levels in such funds. In addition, the level of waivers are dependent on several other factors including, but not limited to, available yields on instruments held by the money market funds, changes in expenses of the money market funds and changes in the mix of money market assets. In any given period, a combination of these factors drives the amount of fee waivers necessary in order for certain funds to maintain positive or zero net yields. As an isolated variable, an increase in yields on instruments held by the money market funds will cause fee waivers to decrease. Conversely, as an isolated variable, an increase in expenses of the money market fund would cause fee waivers to increase.

With regard to asset mix, changes in the relative amount of money market fund assets in prime and government money market funds as well as the distribution among certain share classes that vary in pricing structure will impact the level of fee waivers. Generally, prime money market funds waive less than government money market funds as a result of higher gross yields on the underlying investments. As such, as an isolated variable, an increase in the relative proportion of average managed assets invested in prime money market funds as compared to total average money market fund assets should typically result in lower waivers to maintain positive or zero net yields. Conversely, the opposite would also be true.
The impact of such fee waivers on various components of Federated's Consolidated Statements of Income was as follows for the years ended December 31:

in millions	2012	2011	2010
Revenue	$(291.0)	$(320.7)	$(241.6)
Less: Reduction in Distribution expense	218.5	232.3	186.6
Operating income	(72.5)	(88.4)	(55.0)
Less: Reduction in Noncontrolling interest	1.3	6.5	1.0
Pre-tax impact	$(71.2)	$(81.9)	$(54.0)

The negative pre-tax impact of fee waivers to maintain positive or zero net yields decreased in 2012 as compared to 2011 primarily as a result of improved yields on instruments held by the money market funds. During 2011, further declines in interest rates for certain money market investments drove an increase in these fee waivers as compared to 2010. (See Note (22) for information regarding the quarterly pre-tax impact of these fee waivers.)
Based on recent commentary from the Federal Reserve Bank in its January 30, 2013 press release, “the current highly accommodative stance of monetary policy will remain appropriate for a considerable time…,” Federated is unable to predict when the Federal Reserve will increase its target for the federal funds rate. As such, fee waivers to maintain positive or zero net yields and the related reduction in distribution expense and net income attributable to noncontrolling interests could continue for the foreseeable future. Assuming asset levels and mix remain constant and based on recent market conditions including the lower short-term interest rate environment in the first quarter of 2013 as compared to the fourth quarter of 2012, fee waivers for the first quarter 2013 could increase as compared to the fourth quarter. See Management's Discussion and Analysis for additional information on management’s expectations regarding fee waivers. While the level of fee waivers are impacted by various factors, increases in short-term interest rates that result in higher yields on securities purchased in money market fund portfolios would reduce the negative pre-tax impact of these waivers. The actual amount of future fee waivers are contingent on a number of variables including, but not limited to, changes in assets within the money market funds, available yields on instruments held by the money market funds, actions by the Federal Reserve, the U.S. Department of the Treasury, the SEC, FSOC and other governmental entities, changes in expenses of the money market funds, changes in the mix of money market customer assets, Federated’s willingness to continue the fee waivers and changes in the extent to which the impact of the waivers is shared by third parties.
(b) Revenue Concentration by Investment Fund
Approximately 11% and 10% of Federated’s total revenue for 2012 were derived from services provided to two sponsored funds, the Federated Prime Obligations Fund and the Federated Kaufmann Fund, respectively. A significant and prolonged decline in the AUM in these funds could have a material adverse effect on Federated’s future revenues and, to a lesser extent, net income, due to a related reduction to distribution expenses associated with these funds.
(c) Revenue Concentration by Customer
Approximately 10% of Federated’s total revenue for 2012 was derived from services provided to one intermediary customer, the Bank of New York Mellon Corporation. Significant changes in Federated’s relationship with this customer could have a material adverse effect on Federated’s future revenues and, to a lesser extent, net income, due to related material reductions to distribution expenses associated with this intermediary.
A listing of Federated’s risk factors is included herein under the section entitled Risk Factors in Management’s Discussion and Analysis of Financial Condition and Results of Operations.

Consolidation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Consolidation
Federated is involved with various entities in the normal course of business that may be deemed to be voting rights entities or VIEs. In accordance with Federated’s consolidation accounting policy, Federated first determines whether the entity being evaluated is a voting rights entity or a VIE. Once this determination is made, Federated proceeds with its evaluation of whether or not to consolidate the entity. The disclosures below represent the results of such evaluations pertaining to 2012 and 2011.
(a) Consolidated Voting Interest Entities
Federated has a majority interest (50.5%) and acts as the general partner in Passport Research Ltd., a limited partnership. Edward D. Jones & Co., L.P. is the limited partner with a 49.5% interest. The partnership is an investment adviser to two sponsored funds. Noncontrolling interests in this subsidiary are included in Nonredeemable noncontrolling interest in subsidiary on the Consolidated Balance Sheets.
(b) Consolidated Variable Interest Entities
From time to time, Federated invests in investment companies that meet the definition of a VIE for general corporate investment purposes or, in the case of newly launched products, in order to provide investable cash to establish a performance history. Most of Federated’s sponsored mutual funds meet the definition of a VIE primarily due to the funds' typical series fund structure in which the shareholders of each participating portfolio underlying the series fund generally lack the ability as an individual group to make decisions through voting rights regarding the board of directors/trustees of the fund. Federated’s investment in investment companies represents its maximum exposure to loss. As of December 31, 2012 and 2011, Federated was the sole or majority investor in certain investment companies and was deemed to be the primary beneficiary since Federated’s majority interest would absorb the majority of the variability of the net assets of the VIE. At December 31, 2012, the aggregate assets and liabilities of such entities that Federated consolidated were $52.8 million and $2.0 million, respectively, and Federated recorded $7.3 million to Redeemable noncontrolling interest in subsidiaries on Federated’s Consolidated Balance Sheets. At December 31, 2011, the aggregate assets and liabilities of such entities that Federated consolidated were $111.1 million and $0.5 million, respectively, and Federated recorded $0.5 million to Redeemable noncontrolling interest in subsidiaries on Federated’s Consolidated Balance Sheets. The assets of the consolidated investment companies are primarily classified as Investments—other on Federated’s Consolidated Balance Sheets and are restricted for use by the respective investment company. The liabilities of the consolidated investment companies are primarily classified as Other current liabilities on Federated’s Consolidated Balance Sheets and primarily represent investments sold short.
Federated’s conclusion to consolidate an investment company may vary from period to period, most commonly as a result of changes in its percentage interest in the entity resulting from changes in the number of fund shares held by either Federated or third parties. Given that the entities follow investment company accounting, which prescribes fair-value accounting, a deconsolidation generally does not result in gains or losses for Federated. During 2012, Federated deconsolidated three mutual funds. The first mutual fund was deconsolidated based on a determination that Federated no longer was the primary beneficiary of the fund as a result of new subscriptions in fund shares by unrelated third parties. The remaining two mutual funds, in which Federated was previously the sole investor, were deconsolidated as a result of Federated redeeming its investments. Accordingly, Federated deconsolidated $80.3 million in Investments—other and $0.6 million in Redeemable noncontrolling interest in subsidiaries on the Consolidated Balance Sheets as of the date of deconsolidation. One of the deconsolidated funds was a non-U.S. dollar money market fund. Upon its deconsolidation, Federated realized a foreign currency gain of $1.2 million in Nonoperating Income (Expenses) - Other, net on the Consolidated Statements of Income that had been recorded in Accumulated other comprehensive loss, net of tax. Federated's foreign currency risk in this investment was hedged by investments in foreign currency forward contracts which were settled in the third quarter 2012. Accordingly, an offsetting pre-tax loss of $1.1 million was reclassified out of Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets and realized in Nonoperating Income (Expenses) - Other, net on the Consolidated Statements of Income.
In addition, during 2012, Federated consolidated two funds as a result of new investments. Accordingly, Federated consolidated $21.0 million in Investments—other and $6.0 million in Redeemable noncontrolling interest in subsidiaries on the Consolidated Balance Sheets as of the date of consolidation.
During 2011, Federated deconsolidated two mutual funds based on a determination that it no longer was the primary beneficiary of the funds as a result of new subscriptions in fund shares by unrelated third parties. Accordingly, Federated deconsolidated $17.7 million in Investments—other and $7.6 million in Redeemable noncontrolling interest in subsidiaries on the Consolidated Balance Sheets as of the date of deconsolidation. There was no impact to the Consolidated Statements of Income in 2011 or 2010 as a result of deconsolidation.
Neither creditors nor equity investors in the investment companies have any recourse to Federated’s general credit. In the ordinary course of business, from time to time, Federated may choose to waive certain fees or assume operating expenses of sponsored investment companies for competitive, regulatory or contractual reasons (see Note (1)(o) for information regarding fee waivers). Federated has not provided financial support to any of these entities outside the ordinary course of business.
(c) Non-Consolidated Variable Interest Entities
At December 31, 2012 and 2011, Federated was involved with certain VIEs in which it held a variable interest but for which it was not the primary beneficiary. The assets and liabilities of these unconsolidated VIEs and Federated’s maximum risk of loss related thereto were as follows at December 31:

	2012			2011
in millions	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total carrying value of investment and maximum risk of loss	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total carrying value of investment and maximum risk of loss
Investment companies[1]	$295,414.3	$—	$205.3	$290,517.7	$—	$221.5
Collateralized debt obligation[2]	$0	$0	$0	$2.1	$12.0	$0
Equity investment	$2.8	$0.3	$3.8	$4.5	$0.7	$7.1

1
The unconsolidated VIE assets for the investment companies represent total net AUM for the related investment companies. Of Federated’s $205.3 million invested in these entities at December 31, 2012, $57.2 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $148.1 million included in Investments—affiliates and Investments—other on the Consolidated Balance Sheets. Of Federated’s $221.5 million invested in these entities at December 31, 2011, $44.0 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $177.5 million included in Investments—affiliates and Investments—other on the Consolidated Balance Sheets.

2	The Collateralized Debt Obligation closed in July 2012. There was no resulting impact to the Consolidated Financial Statements.
Investment Companies – Federated's involvement with certain investment companies that are deemed to be VIEs includes serving as the investment manager, or at times, holding a minority interest or both. Federated’s variable interest is not deemed to absorb the majority of the variability of the entity’s net assets. Therefore Federated is not the primary beneficiary of these VIEs and has not consolidated these entities.
In the ordinary course of business, from time to time, Federated may choose to waive certain fees or assume operating expenses of these sponsored investment companies for competitive, regulatory or contractual reasons (see Note (1)(o) for information regarding fee waivers). Federated has not provided financial support to any of these entities outside the ordinary course of business.
Equity Investment – Federated holds a 12% non-voting, noncontrolling interest in a privately-held investment management firm that is registered as an investment adviser and a commodity trading adviser. This investment is accounted for using the equity method of accounting. As of December 31, 2012, the equity-method investee managed over $400 million in both absolute return and enhanced fixed-income mandates, including a hedge fund strategy and an enhanced cash strategy. Due primarily to the nature of the voting rights of the equity holders of the investee, the investee meets the definition of a VIE, however, with its non-voting 12% interest, Federated is not deemed to have power to direct the investee's activities and therefore is not the primary beneficiary. Federated has not provided financial support to the investee. Federated’s investment is included in Other long-term assets on the Consolidated Balance Sheets. In 2012, Federated recorded a $3.0 million impairment charge to write down the investment to a fair value of $3.8 million. See Note (6)(b) for additional information.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair value is the price that would be received to sell an asset or the price paid to transfer a liability as of the measurement date. A three-tier, fair-value reporting hierarchy exists for disclosure of fair value measurements based on the observability of the inputs to the valuation of financial assets and liabilities. The three levels are:
Level 1 – Quoted prices for identical instruments in active markets. Level 1 assets may include equity and debt securities that are traded in an active exchange market, including shares of mutual funds.
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 assets and liabilities may include debt and equity securities, purchased loans and over-the-counter derivative contracts whose fair value is determined using a pricing model without significant unobservable market data inputs.
Level 3 – Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable in active exchange markets.

(a) Fair Value Measurements on a Recurring Basis
Fair value measurements for classes of Federated’s assets and liabilities measured at fair value on a recurring basis consisted of the following at December 31:

	2012				2011
	Fair Value Measurements Using				Fair Value Measurements Using
in thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents	$67,585	$0	$0	$67,585	$49,273	$0	$0	$49,273
Available-for-sale equity securities[1]	102,493	33,530	0	136,023	128,611	30,928	0	159,539
Trading securities—equity	9,194	16,776	0	25,970	10,805	18,653	0	29,458
Trading securities—debt	614	28,436	0	29,050	216	83,831	0	84,047
Foreign currency forward contract	0	158	0	158	0	55	0	55
Total financial assets	$179,886	$78,900	$0	$258,786	$188,905	$133,467	$0	$322,372
Financial Liabilities
Interest rate swap	$0	$11,178	$0	$11,178	$0	$15,241	$0	$15,241
Acquisition-related future consideration liabilities	0	0	11,759	11,759	0	0	13,404	13,404
Other[2]	1,015	0	0	1,015	0	245	0	245
Total financial liabilities	$1,015	$11,178	$11,759	$23,952	$0	$15,486	$13,404	$28,890

1
Previously reported fair value measurements as of December 31, 2011 have been restated herein to reflect as Level 2 the fair value measurement of an investment in a mutual fund that is not traded in an active exchange market but for which net asset value was used as a practical expedient to estimate fair value. The entire balance in Level 2 as of December 31, 2011 had previously been listed as Level 1.

2	Amounts include investments sold short within sponsored investment products and/or foreign currency forward contracts recorded in Other current liabilities on the Consolidated Balance Sheets.

The following is a description of the valuation methodologies used for financial assets and liabilities measured at fair value on a recurring basis. Federated did not hold any nonfinancial assets or liabilities measured at fair value on a recurring basis at December 31, 2012 or 2011.

Cash and cash equivalents
Cash and cash equivalents include investments in money market funds and deposits with banks. Cash and cash equivalents invested in Federated money market funds totaled $60.2 million and $45.8 million at December 31, 2012 and 2011, respectively. Cash investments in money market funds are valued under the market approach through the use of quoted market prices in an active market, which is the net asset value of the underlying funds, and are classified within Level 1 of the valuation hierarchy.

Available-for-sale equity securities
Available-for-sale equity securities include investments in sponsored fluctuating-value mutual funds and are included in Investments—affiliates on the Consolidated Balance Sheets. For investments in mutual funds that are listed on an active exchange, the securities are valued under the market approach through the use of quoted market prices available in an active market, which is the net asset value of the underlying funds, and are classified within Level 1 of the valuation hierarchy. For one investment in a mutual fund that is not listed on an active exchange but for which the net asset value is calculated daily and for which there are no redemption restrictions, the security is valued using net asset value as a practical expedient and is classified as Level 2. There is no modeling or additional information needed to arrive at the fair values of these investments.
Trading securities—equity
These trading securities primarily represented the equity securities held by consolidated investment funds and are included in Investments—other on the Consolidated Balance Sheets. For the publicly traded equity securities available in an active exchange market, whether domestic or foreign, the fair value of these securities is often classified as Level 1 and is based on unadjusted quoted market prices. From time to time, however, the fair value of certain equity securities traded principally in foreign markets may be determined by third-party pricing services when it has been determined that there has been a significant trend in the U.S. equity markets or in index futures trading. The determination to use the third-party pricing service versus the unadjusted quoted market price is the cause for transfers between Level 1 and Level 2 for these securities. For the period between December 31, 2011 and December 31, 2012, $2.0 million of investments transferred from Level 1 to Level 2 as a result of a determination by management at the end of 2012 to use adjusted quoted market prices because there had been a significant trend to do so in the U.S. equity markets or in index futures trading after the foreign markets closed, as compared to, at the end of 2011, using unadjusted quoted market prices to determine fair values of these equity securities. For the period between December 31, 2010 and December 31, 2011, approximately $3.5 million of investments transferred from Level 2 to Level 1 as a result of a determination by management at the end of 2010 to use adjusted quoted market prices for the reasons noted above. Transfers into and out of Levels 1 and 2 of the fair value hierarchy are reported at fair values as of the beginning of the period in which the transfers occur.

At December 31, 2012 and 2011, equity trading securities also included shares of certain non-publicly traded mutual funds that were valued using net asset value as a practical expedient (Level 2). Most significantly, Federated held shares of an offshore master investment fund as a result of consolidating one of its feeder funds as of December 31, 2012 and 2011. The offshore master investment fund, which is not publicly traded in an active exchange market, makes investments in global project and trade finance transactions. The $12.1 million and $17.9 million fair value at December 31, 2012 and 2011, respectively, of the feeder fund's investment in the master fund was determined using the net asset value of the master fund, as a practical expedient, and was classified as Level 2 in the valuation hierarchy at December 31, 2012 and 2011.

Trading securities—debt
At December 31, 2012, trading debt securities primarily represented U.S. and foreign bonds held by consolidated sponsored investment funds. The fair value of these securities may include observable market data such as closing market prices provided by independent pricing services after considering factors such as the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. At December 31, 2011, trading debt securities primarily represented high-quality, short-term debt securities held by a consolidated, non-U.S. dollar money market fund ($77.1 million). Such assets had a maximum weighted-average maturity of 15 days at December 31, 2011 and were valued based on amortized cost, which approximated fair value given the high-quality, short-term nature of these securities. The entire amount of these securities is included in Investments—other on the Consolidated Balance Sheets.
Foreign currency forward contracts
The fair value of foreign currency forward contracts is primarily included in Receivables, net or Other current liabilities on the Consolidated Balance Sheets. These contracts primarily represent contracts held by certain consolidated sponsored investment funds as part of their investment strategy. Pricing is determined by interpolating a value by utilizing the spot foreign exchange rate and forward points (based on the spot rate and currency interest rate differentials), which are all inputs that are observable in active markets (Level 2).
Interest rate swap
The fair value of Federated's interest rate swap (the Swap) at December 31, 2012 is included in Other current liabilities ($5.9 million) and Other long-term liabilities ($5.3 million) on the Consolidated Balance Sheets. Pricing is determined based on a third-party, model-derived valuation in which all significant inputs are observable in active markets including the Eurodollar future rate and yields for three- and thirty-year Treasury securities. See Note (11) for more information regarding the Swap.
Acquisition-related future consideration liabilities
From time to time, pursuant to purchase and sale agreements entered into in connection with certain business combinations, Federated may be required to make future consideration payments if certain contingencies are met. See Note (20)(a) for additional information regarding the nature and timing of these payments. In connection with these arrangements entered into after January 1, 2009, Federated records a liability representing the estimated fair value of future consideration payments as of the acquisition date. The liability is subsequently remeasured at fair value on a recurring basis with changes in fair value recorded in earnings. As of December 31, 2012, acquisition-related future consideration liabilities were recorded in Other current liabilities ($3.5 million) and Other long-term liabilities ($8.3 million) on the Consolidated Balance Sheets. Management estimated the fair value of future consideration payments based primarily upon expected future cash flows using an income approach valuation methodology with unobservable data inputs (Level 3). As of December 31, 2012, significant inputs involving unobservable market data included (1) an estimated rate of change for underlying AUM ranging from (13)% - 28% per year (weighted average of 4%); (2) an estimate ranging from 0.01% - 0.02% per year of the impact of fee waivers to maintain positive or zero net yields on the contractually-derived net revenue per managed asset assumptions (weighted average of 0.01%); and (3) an estimated discount rate ranging from 15% - 18% based on the current estimated market rate of return (weighted average of 16%). Assuming no other changes in model inputs, the fair value of the future consideration liability will increase, resulting in additional Intangible asset related expense in the period of change if: (1) the underlying AUM grow at a rate that is greater than the assumed rate, (2) the actual impact of fee waivers to maintain positive or zero net yields on the net revenue is less than the assumed amount, or (3) the discount rate decreases. Conversely, the fair value of the future consideration liability will decrease if the inverse occurs for any of these inputs, assuming no other changes.

The following table presents a reconciliation of the beginning and ending fair value measurements of Federated’s liability for future consideration payments related to these acquisitions for each year presented:

in thousands	2012	2011	2010
Beginning balance	$13,404	$20,058	$0
New acquisition adjustment[1]	3,361	(2,600)	20,058
Changes in fair value[2]	(793)	900	0
Contingent consideration payments	(4,213)	(4,954)	0
Ending balance	$11,759	$13,404	$20,058

1
Amounts include the preliminary fair value estimate of the contingent payment liability recorded in connection with a new acquisition or the revision thereof upon finalization of the valuation process related to initial purchase accounting.

2	Amounts primarily included as a (decrease) increase to Intangible asset related expense on the Consolidated Statements of Income.

Investments sold short
The fair value of investments sold short within a consolidated investment fund is included in Other current liabilities on the Consolidated Balance Sheets. These investments primarily relate to domestic equity securities that are available in an active exchange market. The fair value of these investments is classified as Level 1 and is based on unadjusted quoted market prices.
(b) Fair Value Measurements on a Nonrecurring Basis
As previously disclosed, Federated holds a 12% non-voting, noncontrolling interest in a privately-held investment management firm that is registered as an investment adviser and a commodity trading adviser. This investment is accounted for using the equity-method of accounting. Federated's investment in and maximum exposure to loss related to its equity-method investment as compared to its proportionate share of the investee's underlying net assets is characterized as goodwill. Federated evaluated the carrying value of its investment for other-than-temporary impairment under the equity-method of accounting. Due to declines in the investee's AUM, their performance relative to indices and the uncertainty regarding each in the future, management estimated the fair value of its investment at June 30, 2012 and September 30, 2012. Based on the evaluation of qualitative and quantitative factors, management concluded that the investment was not other-than-temporarily impaired as of June 30, 2012 and September 30, 2012.

In light of significant declines in the investee's AUM in the fourth quarter 2012 and lower short-term growth forecasts in AUM, management once again estimated the fair value of its investment at December 31, 2012 and considered whether it was other-than-temporarily impaired. The estimate of fair value was based primarily upon the present value of expected future cash flows using an income approach valuation methodology with unobservable data inputs (Level 3). Significant unobservable model inputs included: (1) projected AUM across product lines with a 10-year compounded annual growth rate of 15% and a terminal growth rate of 3%; and (2) a 17% discount rate based upon the current estimated market rate of return. Based on management's evaluation of qualitative and quantitative factors, management concluded that the investment was other-than-temporarily impaired as of December 31, 2012. Accordingly, Federated recorded a $3.0 million impairment charge in Nonoperating Income (Expenses) – Other, net to write down the equity-method investment to a fair value of $3.8 million. Given uncertainties regarding the success of future sales efforts and possible prolonged periods of over/underperformance compared to indices and the significance of these factors to AUM, management cannot be certain of the outcome of future cash flow analyses.

Since 2008, Federated experienced significant declines in the AUM related to certain quantitative investment products acquired in 2006. The declines in AUM reflected significant market depreciation as well as investor net redemptions. In light of these declines in AUM, performance relative to peers and indices and the uncertainty regarding each of these in the future, the carrying values of the related intangible assets were tested for recoverability at various times over the past several years. Management’s quarterly recoverability test of the carrying value of these intangible assets performed as of June 30, 2010 and December 31, 2010 indicated that the carrying values were not fully recoverable. Cash flow projections at June 30, 2010 and December 31, 2010 were lower than previous projections prepared in connection with recoverability testing as a result of actual and projected declines in AUM in excess of prior estimates. Management estimated the fair value of these intangible assets at June 30, 2010 and December 31, 2010 based primarily upon expected future cash flows using an income approach valuation methodology with unobservable data inputs (Level 3). Such inputs included (1) an estimated rate of change for underlying AUM; (2) expected revenue per managed asset; (3) direct operating expenses; and (4) a discount rate. Management estimated a rate of change for underlying AUM based on a combination of an estimated rate of market appreciation or depreciation and an estimated net redemption or sales rate. Expected revenue per managed asset and direct operating expenses are generally based on contract terms, average market participant data and historical experience. The discount rate was estimated at the current market rate of return. In addition, because of the subjective nature of the projected discounted cash flows, management considered several scenarios and used probability weighting to calculate the expected future cash flows attributable to the intangible assets. The probability-weighted scenarios assumed growth rates in AUM ranging from -100% to 9% over the cash-flow projection period. As a result of these fair value analyses, during 2010 Federated recorded a $10.2 million impairment charge on the Consolidated Statements of Income, $8.2 million of which was included in Intangible asset related expenses with the remainder in Operating Expenses – Other. The related customer relationship intangible assets were written down to $2.0 million, the noncompete agreement included in Other intangible assets was written down to $0.8 million and the related fixed assets were written down to $0.7 million as of December 31, 2010. Intangible asset amortization expense and fixed asset depreciation for future periods were reduced as a result of this impairment. Given the uncertainties regarding future market conditions, the timing and pace of a forecasted recovery and possible prolonged periods of underperformance of the quantitative products compared to peers and indices and the significance of these factors to AUM, management cannot be certain of the outcome of future undiscounted cash flow analyses for these assets with a remaining net book value of $2.1 million at December 31, 2012.
(c) Fair Value Measurements of Other Financial Instruments
The fair value of Federated’s debt is estimated by management based upon expected future cash flows utilizing a discounted cash flow methodology under the income approach. The fair value of the liability is estimated using observable market data (Level 2) in estimating inputs including the discount rate. Based on this fair value estimate, the carrying value of debt appearing on the Consolidated Balance Sheets approximates fair value.

Investments	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments
Investments
Investments on the Consolidated Balance Sheets as of December 31, 2012 and 2011 included available-for-sale and trading securities. At December 31, 2012 and 2011, Federated held investments totaling $136.0 million and $159.5 million, respectively, in fluctuating-value Federated-sponsored mutual funds that were classified as available-for-sale securities and were included in Investments—affiliates on the Consolidated Balance Sheets. Federated’s trading securities totaled $55.0 million and $113.5 million at December 31, 2012 and 2011, respectively, and were included in Investments—other on the Consolidated Balance Sheets. Federated consolidates certain investment companies into its Consolidated Financial Statements as a result of Federated’s controlling financial interest in the products (see Note (5)). All investments held by these investment companies, which primarily represented Federated-sponsored investment companies, were included in Federated’s Consolidated Balance Sheets as of December 31, 2012 and 2011 as trading securities.

Federated’s trading securities as of December 31, 2012 were primarily comprised of domestic and foreign debt securities ($28.7 million), stocks of large U.S. and international companies ($13.9 million) held by various other consolidated investment companies and an offshore master fund invested in global project and trade finance transactions ($12.1 million). Federated’s trading securities as of December 31, 2011 were primarily comprised of high quality, short-term debt securities held by a consolidated, non-U.S. dollar, sponsored money market fund ($77.1 million), as well as shares of an offshore master fund invested in global project and trade finance transactions ($17.9 million) and stocks of large U.S. and international companies ($10.9 million) held by various other consolidated investment companies.

Available-for-sale securities (see Note (1)(g)) consisted of the following at December 31:

	2012				2011
		Gross Unrealized		Estimated Fair Value		Gross Unrealized		Estimated Fair Value
in thousands	Cost	Gains	(Losses)		Cost	Gains	(Losses)
Equity mutual funds	$44,944	$4,814	$(5)	$49,753	$43,217	$2,037	$(925)	$44,329
Fixed-income mutual funds	84,855	1,436	(21)	86,270	115,699	461	(950)	115,210
Total fluctuating-value mutual funds	$129,799	$6,250	$(26)	$136,023	$158,916	$2,498	$(1,875)	$159,539

The decrease in available-for-sale securities at December 31, 2012 as compared to December 31, 2011, was primarily due to $92.4 million in redemptions of fixed-income and equity mutual funds during 2012 partially offset by purchases of $58.3 million of fixed-income and equity mutual funds in 2012. As of December 31, 2012, unrealized gains of $6.3 million related to equity and fixed-income investments with a fair value of $120.6 million. As of December 31, 2011, unrealized losses of $1.9 million related to fixed-income and equity investments with a fair value of $111.1 million, all of which were outstanding for less than twelve months.

Gains and losses recognized in Gain on securities, net on the Consolidated Statements of Income in connection with investments and economic derivatives held by certain consolidated investment companies consisted of the following for the years ended December 31:

in thousands	2012	2011	2010
Unrealized gain (loss)
Trading securities	$1,614	$(871)	$541
Derivatives[1]	72	(560)	190
Realized gains[2]
Available-for-sale securities	4,439	3,006	1,239
Trading securities	1,200	931	2,045
Derivatives[1]	310	570	720
Purchased loans	0	0	678
Realized losses[2]
Available-for-sale securities	0	0	(6)
Trading securities	(627)	(830)	(958)
Derivatives[1]	(97)	(814)	(907)
Gain on securities, net[3]	$6,911	$1,432	$3,542

1	Amounts related to the settlement of economic derivatives held by certain consolidated sponsored products.

2	Realized gains and losses are computed on a specific-identification basis.

3	Amounts related to consolidated investment companies totaled $2.0 million, $(1.2) million and $1.5 million for 2012, 2011 and 2010, respectively.

Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Intangible Assets and Goodwill
Federated’s identifiable intangible assets and goodwill consisted of the following at December 31:

	2012			2011
in thousands	Cost	Accumulated Amortization	Carrying Value	Cost	Accumulated Amortization	Carrying Value
Finite-lived intangible assets:
Customer relationships	$45,812	$(37,914)	$7,898	$56,492	$(45,958)	$10,534
Noncompete agreements	7,094	(6,310)	784	12,142	(10,579)	1,563
Total finite-lived intangible assets	52,906	(44,224)	8,682	68,634	(56,537)	12,097
Indefinite-lived intangible assets:
Renewable investment advisory rights	68,455	N/A	68,455	64,600	N/A	64,600
Trade names	1,900	N/A	1,900	1,900	N/A	1,900
Total indefinite-lived intangible assets	70,355	N/A	70,355	66,500	N/A	66,500
Goodwill	648,820	N/A	648,820	642,329	N/A	642,329
Total identifiable intangible assets and goodwill	$772,081	$(44,224)	$727,857	$777,463	$(56,537)	$720,926

The decrease of $15.7 million in the cost of the total finite-lived intangible assets at December 31, 2012 as compared to December 31, 2011 relates to the write-off of fully amortized customer relationship intangible assets and noncompete agreements relating to prior year acquisitions.

Amortization expense for finite-lived intangible assets was $3.4 million, $7.0 million and $14.3 million in 2012, 2011 and 2010, respectively. This expense was included in Intangible asset related on the Consolidated Statements of Income for each period. See Note (6)(b) for information regarding the intangible asset impairments.
Following is a schedule of expected aggregate annual amortization expense for intangible assets in each of the five succeeding years assuming no new acquisitions or impairments:

in millions
2013	$2.6
2014	$2.0
2015	$1.4
2016	$1.0
2017	$0.6

Goodwill at December 31, 2012 and 2011 was $648.8 million and $642.3 million, respectively. During 2012, Federated recorded goodwill primarily in connection with contingent purchase price payments or accruals thereof related to the acquisition of certain assets of Clover Capital Management, Inc., a Rochester, New York-based investment manager that specializes in value investing (Clover Capital Acquisition) and the acquisition of certain assets of Rochdale Investment Management LLC relating to its business of providing investment advisory and investment management services to the Rochdale Atlas Portfolio (Rochdale Acquisition). These acquisitions were accounted for under the purchase method of accounting and therefore goodwill was recorded at the time the contingencies lapsed. See Note (20)(a) for additional information.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and equipment Disclosure [Text Block]
Property and Equipment
Property and equipment consisted of the following at December 31:

in thousands	Estimated Useful Life			2012	2011
Computer software and hardware	3	to	7 years	$47,566	$45,468
Transportation equipment		12 years		17,875	17,875
Leasehold improvements	Up to term of lease			18,143	15,934
Office furniture and equipment	5	to	10 years	6,238	6,200
Total cost				89,822	85,477
Accumulated depreciation				(50,910)	(47,249)
Property and equipment, net				$38,912	$38,228

Depreciation expense was $8.1 million, $8.3 million and $7.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Insurance Proceeds	12 Months Ended
Dec. 31, 2012
Other Liabilities, Current [Abstract]
Other Current Liabilities
Insurance Proceeds
Federated’s Other current liabilities at December 31, 2011 included an accrual of $10.0 million related to insurance proceeds received for claims submitted to cover costs primarily associated with various legal proceedings. The retention of these advance insurance payments was contingent upon final approval of the claim by the insurance carrier. In the event that all or a portion of the claim had been denied, Federated would have been required to repay all or a portion of these advance payments. During the third and fourth quarters of 2012, Federated received final approvals from various insurance carriers for $20.2 million of claims. Accordingly, Federated recognized $20.2 million in the Consolidated Statements of Income as a reduction to Professional service fees. Federated reversed the $10.0 million in Other current liabilities in the third quarter 2012 and the remaining $10.2 million in insurance proceeds was received in the fourth quarter 2012.

Debt and Interest Rate Swap	12 Months Ended
Dec. 31, 2012
Debt And Interest Rate Swap [Abstract]
Debt and Interest Rate Swap
Debt and Interest Rate Swap
Debt at December 31 consisted of the following:

dollars in thousands	Weighted-Average Interest Rate[1]	2012	2011
Term Loan	3.646%	$318,750	$361,250
Less: Short-term debt		42,500	42,500
Long-term debt		$276,250	$318,750

1	See additional information below regarding the interest rate fixed at 3.646% in connection with the Swap.
In the second quarter 2011, Federated entered into an Amended and Restated Credit Agreement with a syndicate of banks that included a $382.5 million term loan (Term Loan) and $200 million revolving credit facility (collectively, Credit Agreement). The Credit Agreement expires on June 10, 2016. The Term Loan, a variable-rate note, requires principal payments of $10.6 million per quarter for the first three years and $28.3 million per quarter for the fourth and fifth years and a final payment of $28.3 million due upon its expiration. Certain subsidiaries entered into an Amended and Restated Continuing Agreement of Guaranty and Suretyship whereby these subsidiaries guarantee payment of all obligations incurred through the Credit Agreement.
The borrowings under the Term Loan bear interest at a spread over London Interbank Offering Rate (LIBOR). The interest rate swap (the Swap) that Federated entered into with PNC Bank, National Association and certain other banks during 2010 to hedge its interest rate risk associated with the prior term loan remains in effect.
Under the Swap, which expires on April 1, 2015, Federated will receive payments based on LIBOR plus a spread and will make payments based on an annual fixed rate of 3.646%. The Swap requires monthly cash settlements of interest paid or received. The differential between the interest paid or interest received from the monthly settlements will be recorded as adjustments to Debt expense on the Consolidated Statements of Income. The Swap is accounted for as a cash flow hedge and has been determined to be highly effective. Federated evaluates effectiveness using the long-haul method. Changes in the fair value of the Swap will likely be offset by an equal and opposite change in the fair value of the hedged item, therefore very little, if any, net impact on reported earnings is expected. The fair value of the Swap agreement at December 31, 2012 was a liability of $11.2 million which was recorded in Other current liabilities ($5.9 million) and Other long-term liabilities ($5.3 million) on the Consolidated Balance Sheets. The entire amount of this loss in fair value was recorded in Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets at December 31, 2012. During the next twelve months management expects to charge $5.9 million of this loss to Debt expense on the Consolidated Statements of Income as a component of Federated’s fixed interest rate of 3.646%. This amount could differ from amounts actually recognized due to changes in interest rates subsequent to December 31, 2012 and will not affect the amount of interest expense recognized in total on the Term Loan for any period presented. During the years ended December 31, 2012 and 2011, $7.3 million and $8.3 million, respectively, were charged to Debt expense on the Consolidated Statements of Income as a component of Federated’s fixed interest rate associated with the Swap.
As of December 31, 2012, the entire $200 million revolving credit facility was available for borrowings. Federated pays an annual facility fee, currently 15 basis points, based on its credit rating. Borrowings under the revolving credit facility bear interest similar to the Term Loan borrowings under the Credit Agreement except the LIBOR spread is currently 110 basis points, based on Federated's credit rating.
The Credit Agreement includes representations, warranties and other covenants, including an interest coverage ratio covenant and a leverage ratio covenant. Federated was in compliance with all covenants at and during the year ended December 31, 2012. The Credit Agreement and the Swap also have certain stated events of default and cross default provisions which would permit the lenders/counterparties to accelerate the repayment of the debt or to terminate the Swap if not cured within the applicable grace periods. The events of default generally include breaches of contract, failure to make required loan payments, insolvency, cessation of business, deterioration in credit rating to below investment grade, notice of lien or assessment and other proceedings, whether voluntary or involuntary, that would require the repayment of amounts borrowed.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Employee Benefit Plans
(a) 401(k)/Profit Sharing Plan
Federated offers defined contribution plans to its employees. Its 401(k) plan covers substantially all employees. Under the 401(k) plan, employees can make salary deferral contributions at a rate of 1% to 50% of their annual compensation (as defined in the 401(k) plan), subject to Internal Revenue Code limitations. Federated makes a matching contribution in an amount equal to 100% of the first 2% that each participant defers and 50% of the next 4% of deferral contributions. Forfeitures of unvested matching contributions are used to offset future matching contributions.
Matching contributions to the 401(k) plan recognized in Compensation and related expense amounted to $4.2 million, $4.0 million and $3.9 million for 2012, 2011 and 2010, respectively.
Vesting in Federated’s matching contributions commences once a participant in the 401(k) plan has been employed at least two years and worked at least 1,000 hours per year. Upon completion of two years of service, 20% of Federated’s contribution included in a participant’s account vests and 20% vests for each of the following four years if the participant works at least 1,000 hours per year. Employees are immediately vested in their 401(k) salary deferral contributions.
A Federated employee becomes eligible to participate in the profit sharing plan if they are employed on the last day of the year and have worked at least 500 hours for the year. The profit sharing plan is a defined contribution plan to which Federated may contribute amounts as authorized by its board of directors. No contributions have been made to the profit sharing plan in 2012, 2011 or 2010. At December 31, 2012, the profit sharing plan held 0.5 million shares of Federated Class B common stock.
(b) Employee Stock Purchase Plan
Federated offers an employee stock purchase plan that allows employees to purchase a maximum of 750,000 shares of Class B common stock. Employees may contribute up to 10% of their salary to purchase shares of Federated’s Class B common stock on a quarterly basis at the market price. The shares purchased under this plan may be newly issued shares, treasury shares or shares purchased on the open market. As of December 31, 2012, 140,600 shares were purchased by employees in this plan on the open market since the plan’s inception in 1998.

Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Plans
Share-Based Compensation Plans
Federated’s long-term stock-incentive compensation has been provided for under the Stock Incentive Plan (the Plan), as amended and subsequently approved by shareholders from time to time. Share-based awards are granted to reward Federated’s employees and non-management directors who have contributed to the success of Federated and to provide incentive to increase their efforts on behalf of Federated. Since the Plan’s inception, a total of 27.1 million shares of Class B common stock have been authorized for granting share-based awards in the form of restricted stock, stock options or other share-based awards. As of December 31, 2012, 6.0 million shares are available under the Plan.
Share-based compensation expense was $20.1 million, $19.0 million and $19.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. The associated tax benefits recorded in connection with share-based compensation expense was $7.6 million, $7.1 million and $7.2 million for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012, the maximum remaining unrecognized compensation expense related to share-based awards approximated $64 million which is expected to be recognized over a weighted-average period of approximately 6 years.
(a) Restricted Stock
Federated’s restricted stock awards represent shares of Federated Class B common stock that may be sold by the awardee only once the restrictions lapse, as dictated by the terms of the award. The awards are generally subject to graded vesting schedules that vary in length from three to ten years with a portion of the award vesting each year, as dictated by the terms of the award. For an award with a ten-year vesting period, the restrictions on the vested portion of the award typically lapse on approximately the award’s fifth- and tenth-year anniversaries. Certain restricted stock awards granted pursuant to a key employee bonus program have a three-year graded vesting schedule with restrictions lapsing at each vesting date. During the period of restriction, the recipient receives dividends on all shares awarded, regardless of their vesting status.
The following table summarizes activity of non-vested restricted stock awards for the year ended December 31, 2012:

	Restricted Shares	Weighted- Average Grant- Date Fair Value
Non-vested at January 1, 2012	3,770,021	$22.74
Granted[1]	1,015,273	$18.06
Vested	(722,825)	$24.53
Forfeited	(21,687)	$23.71
Non-vested at December 31, 2012	4,040,782	$21.24

1
During 2012, Federated awarded 480,773 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. Also during 2012, Federated awarded 534,500 shares of restricted Federated Class B common stock to certain key employees. The restricted stock awards generally vest over ten-year periods with restrictions on the vested portions of the awards lapsing on approximately the awards’ fifth- and tenth-year anniversaries.

Federated awarded 1,015,273 shares of restricted Federated Class B common stock with a weighted-average grant-date fair value of $18.06 to employees during 2012; awarded 1,011,876 shares of restricted Federated Class B common stock with a weighted-average grant-date fair value of $19.97 to employees during 2011; and awarded 897,379 shares of restricted Federated Class B common stock with a weighted-average grant-date fair value of $22.97 to employees during 2010.
The total fair value of restricted stock vested during December 31, 2012, 2011 and 2010 was $14.1 million, $15.4 million and $12.2 million, respectively.
(b) Stock Options
The outstanding stock options as of December 31, 2012 were granted to non-management directors with exercise prices that equaled the market price of Federated’s Class B common stock on the grant dates. Nearly all of these stock options were awarded with no requisite service requirement, were immediately exercisable and expire no later than ten years after the grant date. Each vested option may be exercised for the purchase of one share of Class B common stock at the exercise price.

The following table summarizes the status of and changes in Federated’s stock option program for the year ended December 31, 2012:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2012	392,479	$29.72
Expired unexercised	(337,729)	$29.36
Outstanding at December 31, 2012[1]	54,750	$31.97	3.7	$0

1	All stock options outstanding at December 31, 2012 were also vested and exercisable.
Total options exercised during the years ended December 31, 2011 and 2010 were 603,418 and 486,150, respectively. There were no options exercised during the year ended December 31, 2012. The total intrinsic value of stock options exercised during 2011 and 2010 was $1.2 million and $2.3 million, respectively.
There were no stock options granted in 2012, 2011 or 2010.
(c) Non-management Director Stock Award
Federated awarded 4,500, 4,500 and 6,000 shares of Federated Class B common stock to non-management directors in the second quarters of 2012, 2011 and 2010, respectively. There were no additional awards to non-management directors in 2012, 2011 or 2010.

Common Stock	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Common Stock
The Class A common stockholder has the entire voting rights of Federated; however, without the consent of the majority of the holders of the Class B common stock, the Class A common stockholder cannot alter Federated’s structure, dispose of all or substantially all of Federated’s assets, amend the Articles of Incorporation or Bylaws of Federated to adversely affect the Class B common stockholders, or liquidate or dissolve Federated. With respect to dividends, distributions and liquidation rights, the Class A common stock and Class B common stock have equal preferences and rights.
(a) Dividends
Cash dividends of $256.8 million, $100.0 million and $228.7 million were paid in 2012, 2011 and 2010, respectively, to holders of common stock. Of the amount paid in 2012, $156.9 million represented a $1.51 per share special dividend paid in the fourth quarter. Of the amount paid in 2010, $129.8 million represented a $1.26 per share special dividend paid in the first quarter. All dividends are considered ordinary dividends for tax purposes.
(b) Treasury Stock Repurchases
During 2008, the board of directors authorized a share repurchase program that allows Federated to buy back as many as 5 million shares of Class B common stock. The program has no stated expiration date and no other programs existed as of December 31, 2012. The program authorizes executive management to determine the timing and the amount of shares for each purchase. The repurchased stock is held in treasury for employee share-based compensation plans, potential acquisitions and other corporate activities. During the year ended December 31, 2012, Federated repurchased 0.3 million shares of common stock for $6.3 million, nearly all of which were repurchased in the open market. The remaining shares were repurchased in connection with employee separations and are not counted against the board-approved share repurchase program. At December 31, 2012, approximately 1.9 million shares remained available to be purchased under the current buyback program.

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
Leases
The following is a schedule by year of future minimum payments required under the operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2012:

in millions
2013	$12.7
2014	11.9
2015	10.0
2016	9.3
2017	8.9
2018 and thereafter	28.5
Total minimum lease payments	$81.3

Federated held a material operating lease at December 31, 2012 for its corporate headquarters building in Pittsburgh, Pennsylvania. This lease expires in 2021 and has renewal options for two successive terms of five years each. This lease includes provisions for leasehold improvement incentives, rent escalation and certain penalties for early termination. In addition, at December 31, 2012, Federated had various other operating lease agreements primarily involving additional facilities. These leases are noncancelable and expire on various dates through the year 2019. Most leases include renewal options and, in certain leases, escalation clauses.
Rental expenses were $11.5 million, $11.2 million and $11.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes
Federated files a consolidated federal income tax return. Financial statement tax expense is determined under the liability method.
Income tax expense (benefit), net consisted of the following components for the years ended December 31:

in thousands	2012	2011	2010
Current:
Federal	$78,422	$67,662	$79,273
State	7,430	6,426	8,504
Foreign	6	(56)	(33)
	85,858	74,032	87,744
Deferred:
Federal	23,143	15,996	20,997
State	1,878	1,291	3,210
Foreign	4	(31)	6
Total	$110,883	$91,288	$111,957

The federal net tax effects of timing differences exceeding 5% of the respective year’s pretax income at the statutory federal income tax rate included in Income tax provision on the Consolidated Statements of Income were as follows: $(19.7) million, $(18.7) million and $(11.8) million related to intangible assets in 2012, 2011 and 2010, respectively; $5.1 million related to accrued incentive compensation in 2011; and $(7.3) million related to the recognition of insurance proceeds in 2010.

The reconciliation between the statutory income tax rate and the effective tax rate consisted of the following for the years ended December 31:

	2012	2011	2010
Expected statutory income tax rate	35.0%	35.0%	35.0%
Increase/(decrease):
State and local income taxes, net of Federal benefit	2.1	2.1	2.5
Other	0	0.6	1.0
Effective tax rate (excluding noncontrolling interests)	37.1	37.7	38.5
Income attributable to noncontrolling interests	(1.2)	(0.6)	(1.3)
Effective tax rate per Consolidated Statements of Income	35.9%	37.1%	37.2%

The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities consisted of the following at December 31:

in thousands	2012	2011
Deferred Tax Assets
Tax net operating losses	$16,781	$16,481
Other compensation related	6,226	5,843
Unrealized and realized capital losses, net	4,839	7,835
Share-based compensation	3,622	3,405
Deferred income	578	3,500
Write-down of Collateralized Debt Obligation and other investments	169	3,331
Other	1,944	2,560
Total deferred tax assets	34,159	42,955
Valuation allowance	(20,069)	(21,030)
Total deferred tax asset, net of valuation allowance	$14,090	$21,925
Deferred Tax Liabilities
Intangible assets	$92,823	$73,269
Property and equipment	5,323	5,902
State taxes	5,156	3,546
Deferred sales commissions	4,927	3,788
Costs of internal-use software	2,811	2,630
Other	1,595	1,791
Total gross deferred tax liability	$112,635	$90,926
Net deferred tax liability	$98,545	$69,001

At December 31, 2012, the company had deferred tax assets related to state and foreign tax net operating loss carryforwards in certain taxing jurisdictions in the aggregate of $16.8 million, which will expire through 2032. A valuation allowance has been recognized for $14.8 million (or 99%) of the deferred tax asset for state tax net operating losses, and for $1.8 million (or 95%) of the deferred tax asset for foreign tax net operating losses. The valuation allowances were recorded due to management’s belief that it is more likely than not that Federated will not realize the full benefit of these net operating losses.
At December 31, 2011, the company had deferred tax assets related to state and foreign tax net operating loss carryforwards in certain taxing jurisdictions in the aggregate of $16.3 million, which will expire through 2031. A valuation allowance has been recognized for $14.3 million (or 99%) of the deferred tax asset for state tax net operating losses, and for $1.7 million (or 94%) of the deferred tax asset for foreign tax net operating losses. The valuation allowances were recorded due to management’s belief that it is more likely than not that Federated will not realize the full benefit of these net operating losses.
In addition, at December 31, 2012 and 2011, Federated had recorded deferred tax assets resulting from capital losses on certain previously held investments in Collateralized Debt Obligations and other investments. The carry-forward period for capital losses, once recognized, is five years. Management currently believes it is more likely than not that Federated will not fully realize these deferred tax assets in the future and therefore has a related valuation allowance balance of $3.5 million and $5.0 million at December 31, 2012 and 2011, respectively.
The company and its subsidiaries file annual income tax returns in the U.S. federal jurisdiction, various U.S. state and local jurisdictions, and in certain foreign jurisdictions. Based upon its review of these filings, there were no material unrecognized tax benefits as of December 31, 2012 or 2011. Therefore, there were no material changes during 2012, and no reasonable possibility of a significant increase or decrease in unrecognized tax benefits within the next twelve months.

Earnings Per Share Attributable to Federated Investors, Inc. Shareholders	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share Attributable to Federated Investors, Inc. Shareholders
Earnings Per Share Attributable to Federated Investors, Inc. Shareholders
The following table sets forth the computation of basic and diluted earnings per share using the two-class method for amounts attributable to Federated Investors, Inc. for the years ended December 31:

in thousands, except per share data	2012	2011	2010
Numerator – Basic
Net income attributable to Federated Investors, Inc.	$188,088	$150,906	$179,114
Less: Total income available to participating unvested restricted shareholders[1]	(8,400)	(4,922)	(6,443)
Total net income attributable to Federated Common Stock[2]	$179,688	$145,984	$172,671
Numerator – Diluted
Net income attributable to Federated Investors, Inc.	$188,088	$150,906	$179,114
Less: Total income available to participating unvested restricted shareholders[1]	(8,400)	(4,921)	(6,443)
Total net income attributable to Federated Common Stock[2]	$179,688	$145,985	$172,671
Denominator
Basic weighted-average common shares outstanding	100,313	100,609	99,925
Dilutive potential shares from stock options	0	23	68
Diluted weighted-average common shares outstanding	100,313	100,632	99,993
Earnings per share
Net income attributable to Federated Common Stock - Basic and Diluted[2]	$1.79	$1.45	$1.73

1	Income available to participating restricted shareholders includes dividends paid on unvested restricted shares and their proportionate share of undistributed earnings, if any.

2	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.
For the years ended December 31, 2012, 2011 and 2010, 0.2 million, 0.7 million and 3.0 million stock option awards, respectively, were not included in the computation of diluted earnings per share for each year because the exercise price was greater than the average market price of Federated Class B common stock for each respective year. As of December 31, 2012, 0.1 million stock option awards remain outstanding. In the event the awards become dilutive, these shares would be included in the calculation of diluted earnings per share and would result in a proportional amount of dilution.

Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders
The components of accumulated other comprehensive (loss) income, net of tax, attributable to Federated shareholders are as follows:

in thousands	Unrealized Loss on Interest Rate Swap	Unrealized Gain (Loss) on Securities Available for Sale	Foreign Currency Translation (Loss) Gain	Total
Balance at January 1, 2010	$0	$424	$1,090	$1,514
Change in fair value[1]	(11,828)	3,642	0	(8,186)
Reclassification adjustment[2]	4,201	(802)	0	3,399
Loss on currency conversion[3]	0	0	(422)	(422)
Balance at December 31, 2010	(7,627)	3,264	668	(3,695)
Change in fair value[1]	(7,373)	(1,449)	0	(8,822)
Reclassification adjustment[2]	5,366	(1,490)	0	3,876
Gain on currency conversion[3]	0	0	29	29
Balance at December 31, 2011	(9,634)	325	697	(8,612)
Change in fair value[1]	(2,193)	5,535	0	3,342
Reclassification adjustment[2]	4,756	(2,216)	(44)	2,496
Loss on currency conversion[3]	0	0	(163)	(163)
Balance at December 31, 2012	$(7,071)	$3,644	$490	$(2,937)

1
The tax benefit related to the change in fair value of the interest rate swap was $(1,060), $(4,390) and $(6,369) for 2012, 2011 and 2010, respectively. The tax expense (benefit) related to the change in fair value of securities available for sale was $3,474, $(1,337) and $2,640 for 2012, 2011 and 2010, respectively.

2
The tax expense related to the reclassification adjustments for the interest rate swap was $2,560, $2,889 and $2,262 for 2012, 2011 and 2010, respectively. The tax benefit related to the reclassification adjustments for securities available for sale was $(1,192), $(802) and $(431) for 2012, 2011 and 2010, respectively. The tax benefit related to the reclassification adjustments for foreign currency translation was $(24) for 2012.

3	The tax expense (benefit) related to the foreign currency translation gain/loss was $16, $(251) and $(227) for 2012, 2011 and 2010, respectively.

Purchased Loans	12 Months Ended
Dec. 31, 2012
Transfers Of Purchased Loans [Abstract]
Purchased Loans
Purchased Loans
As part of seeding a new Federated-sponsored fund, Federated began investing in purchased loans, consisting primarily of syndicated, commercial, U.S. dollar, floating-rate term loans during the second quarter 2010. The purchased loans were recorded at fair value using a third-party pricing service that determined fair value based on bid and ask prices (Level 2) and were included in Other current assets on the Consolidated Balance Sheets. During 2010, Federated transferred $46.2 million in purchased loans and $4.3 million in cash into a new Federated-sponsored fund in exchange for shares of the fund. This transfer of assets was recorded as a sale for accounting purposes given that the loans were legally isolated from Federated, the Federated-sponsored fund has the right to pledge or exchange the loans and Federated has not maintained effective control over the transferred loans. For the year ended December 31, 2010, Federated recorded $0.7 million in Gain on securities, net on the Consolidated Statements of Income as a result of the sale of these loans. As of December 31, 2012 and 2011, Federated did not hold any purchased loans but maintained an investment in this fund.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
(a) Contractual
Federated is obligated to make certain future payments under various agreements to which it is a party, including operating leases (see Note (15)). The following table summarizes minimum noncancelable payments contractually due under Federated’s significant service contracts and employment arrangements:

	Payments due in
						After
in millions	2013	2014	2015	2016	2017	2017	Total
Purchase obligations[1]	$20.0	$7.4	$1.1	$0.6	$0.4	$0.2	$29.7
Employment-related commitments[2]	16.9	7.7	0	0	0	0	24.6
Total	$36.9	$15.1	$1.1	$0.6	$0.4	$0.2	$54.3

1
Federated is a party to various contracts pursuant to which it receives certain services including services for legal, marketing and information technology, access to various fund-related information systems and research databases, trade order transmission and recovery services as well as other services. These contracts contain certain minimum noncancelable payments, cancellation provisions and renewal terms. The contracts expire on various dates through the year 2019. Costs for such services are expensed as incurred.

2
Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments. These contracts expire on various dates through the year 2014.

As part of the SunTrust Acquisition, Federated is required to make annual contingent purchase price payments in the fourth quarters of each of the five years following the acquisition date. The contingent purchase price payments are calculated as a percentage of revenue less distribution expenses directly attributed to certain eligible assets. The first two contingent purchase price payments of $5.0 million and $4.2 million were paid in the fourth quarters of 2011 and 2012, respectively. At December 31, 2012, management estimated remaining contingent payments could total $11 million over the three years that remain; however, the actual amount of the contingent payments will vary based on asset levels and related net revenues and is not limited by any maximum amount. A wide range of outcomes for actual payments is possible due to the extent of reasonably possible flow-rate volatility for the respective AUM. As of December 31, 2012, a liability of $8.2 million representing the estimated fair value of future consideration payments was recorded in Other current liabilities ($3.5 million) and Other long-term liabilities ($4.7 million) (see Note (6)(a) for a discussion regarding the valuation methodology). This liability is remeasured at each reporting date with changes in the fair value recognized in Intangible asset related expense on the Consolidated Statements of Income.
In 2008, Federated completed the acquisition of certain assets of David W. Tice & Associates LLC that relate to the management of the Prudent Bear Fund and the Prudent DollarBear Fund (Prudent Bear Acquisition). As part of the Prudent Bear Acquisition, Federated was required to make contingent purchase price payments based upon certain revenue growth targets over the four-year period following the acquisition date. The contingent purchase price payments were recorded as additional goodwill at the time the contingency is resolved. The first two contingent purchase price payments of $5.1 million and $44.7 million were paid in the first quarters of 2010 and 2011, respectively. The applicable growth targets were not met for the third or fourth anniversary years. As such, no amount was paid related to the third anniversary year and no amount was accrued for the fourth and final anniversary year ended in December 2012.
As part of the Clover Capital Acquisition, Federated is required to make contingent purchase price payments based upon growth in revenues over the five-year period following the acquisition date. The contingent purchase price payments, which could total as much as $56 million, will be recorded as additional goodwill at the time the contingency is resolved. The applicable growth targets were not met for the first two anniversary years and as such, no related payments were made. In the first quarter 2012, $5.9 million was paid with regard to the third anniversary year ended in December 2011. As of December 31, 2012, $3.4 million was accrued for the fourth anniversary year ended in December 2012 and was paid in January 2013.
As part of the 2005 acquisition of the cash management business of Alliance Capital Management L.P. (Alliance Acquisition), Federated was required to make contingent purchase price payments over a five-year period following the acquisition date. These payments were primarily calculated as a percentage of revenues less certain distribution expenses directly attributed to the assets acquired. Contingent purchase price payments totaled $95.7 million, including $35.7 million paid in 2010, the final year of the contingent-payment period. Contingent payments were recorded as additional goodwill at the time the related contingency was resolved.
The Rochdale Acquisition agreement provided for two forms of contingent purchase price payments payable over the five-year period following the acquisition date based on certain revenue earned by Federated from the Federated InterContinental Fund and/or related asset growth and performance. Contingent purchase price payments over the five-year period totaled $8.0 million, which included payments totaling $2.1 million in 2010, $1.1 million in 2011 and $2.8 million in 2012, the final year of payment. Contingent payments were recorded as additional goodwill at the time the related contingency was resolved.
Pursuant to other acquisition agreements, Federated may be required to make additional purchase price payments based on a percentage of revenue less certain direct expenses attributable to eligible AUM. The payments could occur annually through 2017 and, based on current projections, are not expected to be material to the Consolidated Financial Statements.
In addition to the $16.9 million of employee-related commitments to be paid in 2013, Federated may be required to make certain incentive compensation-related payments in connection with various significant employment arrangements. The employment contracts expire on various dates through the year 2014 with payments possible through 2018. As of December 31, 2012, the maximum bonus payable over the remaining terms of the contracts approximates $43 million, none of which would be payable in 2013. In addition, certain employees have incentive compensation opportunities related to the Federated Kaufmann Large Cap Fund (the Fund Bonus). Based on asset levels at December 31, 2012, $0.6 million would be paid in 2013 as a Fund Bonus payment. Management is unable to reasonably estimate a range of possible bonus payments for the Fund Bonus for subsequent years due to the wide range of possible growth-rate scenarios.
(b) Guarantees and Indemnifications
On an intercompany basis, various wholly owned subsidiaries of Federated guarantee certain financial obligations of Federated Investors, Inc., and Federated Investors, Inc. guarantees certain financial and performance-related obligations of various wholly owned subsidiaries. In addition, in the normal course of business, Federated has entered into contracts that provide a variety of indemnifications. Typically, obligations to indemnify third parties arise in the context of contracts entered into by Federated, under which Federated agrees to hold the other party harmless against losses arising out of the contract, provided the other party’s actions are not deemed to have breached an agreed upon standard of care. In each of these circumstances, payment by Federated is contingent on the other party making a claim for indemnity, subject to Federated’s right to challenge the other party’s claim. Further, Federated’s obligations under these agreements may be limited in terms of time and/or amount. It is not possible to predict the maximum potential amount of future payments under these or similar agreements due to the conditional nature of Federated’s obligations and the unique facts and circumstances involved in each particular agreement. Management believes that if Federated were to incur a loss in any of these matters, such loss should not have a material effect on its business, financial position or results of operations.
(c) Legal Proceedings
Federated has claims asserted and threatened against it in the ordinary course of business. As of December 31, 2012, Federated does not believe that a material loss related to these claims is reasonably possible.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events On January 24, 2013, the board of directors declared a $0.24 per share dividend to shareholders of record as of February 8, 2013, which was paid on February 15, 2013.

Supplementary Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Supplementary Quarterly Financial Data (Unaudited)

in thousands, except per share data, for the quarters ended	March 31,	June 30,	September 30,	December 31,
2012
Revenue	$230,281	$232,132	$238,468	$244,824
Operating income[1]	70,347	69,020	90,033	83,192
Net income including noncontrolling interest in subsidiaries[1,2]	44,407	43,073	58,193	51,956
Amounts attributable to Federated Investors, Inc.
Net income[1,2]	42,325	40,410	55,773	49,581
Earnings per share – Basic and Diluted[1,2,3]	0.41	0.39	0.54	0.44
Cash dividends per share[3]	0.24	0.24	0.24	1.75
Stock price per share[4]
High	23.89	23.23	22.31	23.48
Low	15.45	18.54	19.32	18.28
Impact of Minimum Yield Waivers
Revenue	(80,468)	(70,254)	(69,495)	(70,748)
Less: Reduction in Distribution expense	57,547	53,080	52,934	54,918
Operating income	(22,921)	(17,174)	(16,561)	(15,830)
Less: Reduction in Noncontrolling interest	618	(5)	298	331
Pre-tax impact	(22,303)	(17,179)	(16,263)	(15,499)
2011
Revenue	$238,882	$225,777	$214,048	$216,406
Operating income	56,500	72,083	67,011	61,861
Net income including noncontrolling interest in subsidiaries	35,054	42,885	38,520	38,625
Amounts attributable to Federated Investors, Inc.
Net income	33,231	42,413	38,320	36,943
Earnings per share – Basic and Diluted	0.32	0.41	0.37	0.36
Cash dividends per share	0.24	0.24	0.24	0.24
Stock price per share[4]
High	28.57	27.11	24.54	22.39
Low	24.93	23.43	16.01	14.36
Impact of Minimum Yield Waivers
Revenue	(63,461)	(79,355)	(88,901)	(88,953)
Less: Reduction in Distribution expense	49,484	57,807	63,187	61,857
Operating income	(13,977)	(21,548)	(25,714)	(27,096)
Less: Reduction in Noncontrolling interest	839	2,172	2,483	978
Pre-tax impact	(13,138)	(19,376)	(23,231)	(26,118)

1
For the quarters ended September 30, 2012 and December 31, 2012, Federated recorded pretax insurance recoveries totaling $17.3 million and $3.0 million, respectively, for claims submitted over the past several years related to various legal proceedings. See Note (10) for additional information.

2	Federated recorded an impairment charge of $3.0 million related to an equity-method investment in the fourth quarter of 2012. See Note (6) for additional information.

3
For the quarter ended December 31, 2012, Federated paid $1.51 per share as a special cash dividend and a $0.24 per share regular dividend. All dividends are considered ordinary dividends for tax purposes. The special dividend negatively impacted fourth quarter 2012 diluted earnings per share by $0.04 per share.

4	Federated’s common stock is traded on the New York Stock Exchange under the symbol FII.

The approximate number of beneficial shareholders of Federated’s Class A and Class B common stock as of February 15, 2013, was 1 and 25,779, respectively.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Nature of Operations [Text Block]
(a) Nature of Operations
Federated Investors, Inc. and its subsidiaries (collectively, Federated) provide investment advisory, administrative, distribution and other services primarily to Federated mutual funds and Separate Accounts (which include separately managed accounts, institutional accounts, sub-advised funds and other managed products) in both domestic and international markets. For presentation purposes in the Consolidated Financial Statements, the Federated-sponsored mutual funds are considered to be affiliates of Federated.
The majority of Federated’s revenue is derived from investment advisory services provided to Federated mutual funds and Separate Accounts through various subsidiaries pursuant to investment advisory contracts. These subsidiaries are registered as investment advisers under the Investment Advisers Act of 1940 or operate in similar capacities under applicable jurisdictional law.
Federated's U.S.-domiciled mutual funds are distributed by a wholly owned subsidiary registered as a broker/dealer under the Securities Exchange Act of 1934 and under applicable state laws. Federated's non-U.S.-domiciled products are distributed by wholly owned subsidiaries and a third-party distribution firm which are registered under applicable jurisdictional law. Federated’s investment products are primarily distributed within the wealth management and trust, broker/dealer and global institutional markets.

Basis of Accounting [Text Block]
(b) Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). In preparing the financial statements, management is required to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results may differ from those estimates, and such differences may be material to the Consolidated Financial Statements.

Reclassifications [Text Block]	(c) Reclassification of Prior Period Financial Statements Certain items previously reported have been reclassified to conform with the current year’s presentation.
Consolidation, Policy [Policy Text Block]
(d) Principles of Consolidation
The Consolidated Financial Statements include the accounts of Federated Investors, Inc. and entities or sponsored products in which Federated holds a controlling financial interest. A controlling financial interest is determined by the extent of Federated’s (1) decision-making ability through voting interests, (2) decision-making ability and rights/obligations to benefits/losses through variable interest or (3) participation in the economic risks and rewards of the entity through variable interests. To the extent Federated’s controlling financial interest in a consolidated subsidiary represents less than 100% of the subsidiary’s equity, Federated recognizes noncontrolling interests in subsidiaries. In the case of consolidated sponsored products (see Note (5)(b)), the noncontrolling interests represent equity which is redeemable or convertible for cash or other assets at the option of the equity holder. As such, these noncontrolling interests are deemed to represent temporary equity and are classified as redeemable noncontrolling interests in subsidiaries in the mezzanine section of the Consolidated Balance Sheets. All other noncontrolling interests in subsidiaries are classified as permanent equity. All significant intercompany accounts and transactions have been eliminated.
Beginning on January 1, 2010, Federated adopted the provisions of the Financial Accounting Standards Board’s (FASB) new consolidation model for variable interest entities (VIEs). As a result, Federated applies two different approaches to consider VIEs for possible consolidation. For non-investment fund entities, Federated considers a qualitative model for identifying whether its interest in a VIE is a controlling financial interest. The qualitative model considers whether Federated has: (1) the ability to direct significant activities of the VIE, and (2) the obligation to absorb losses of and/or to provide rights to receive benefits from the VIE that could potentially be significant to the VIE. Federated reevaluates the need for consolidation under this qualitative approach on an ongoing basis.
For Federated’s interests in certain investment funds that meet the definition of VIEs, Federated evaluates the extent of Federated’s participation in the economic risks and rewards of the entity based on a quantitative model to determine whether consolidation is necessary. In cases where the results of the quantitative model indicate that Federated’s interest in such an entity absorbs the majority of the variability in the entity’s net assets, Federated is deemed to be the primary beneficiary and thus consolidates the entity.
The equity method of accounting is used to account for an investment in an entity in which Federated’s noncontrolling equity investment is deemed to give it the ability to exercise significant influence over the operating and financial policies of the investee. This equity-method investment is included in Other long-term assets on the Consolidated Balance Sheets. The proportionate share of income or loss is included in Nonoperating Income (Expenses) – Other, net in the Consolidated Statements of Income. The investment is subject to review for other-than-temporary impairments as indicators arise. If the carrying value of the investment is deemed to be other-than-temporarily impaired, an impairment charge is recorded in Nonoperating Income (Expenses) – Other, net to write the asset down to fair value.

Business Combinations and Other Purchase of Business Transactions, Policy [Policy Text Block]
(e) Business Combinations
Beginning in 2009, business combinations are accounted for under the acquisition method of accounting. Results of operations of an acquired business are included from the date of acquisition. Management estimates the fair value of the acquired assets, including identifiable intangible assets, and assumed liabilities based on their estimated fair values as of the date of acquisition. Any excess fair value of the acquired net assets over the acquisition-date fair value of the consideration transferred, including the fair value of any contingent consideration, is recorded as Goodwill on the Consolidated Balance Sheets. The fair value of contingent consideration is recorded as a liability in Other current liabilities and Other long-term liabilities on the Consolidated Balance Sheets as of the acquisition date. This liability is remeasured at fair value each quarter end with changes in fair value recognized in Intangible asset related expense on the Consolidated Statements of Income. For a discussion regarding the approach used to estimate the fair value of such liabilities, see Note (6)(a).

Cash and Cash Equivalents, Policy [Policy Text Block]	(f) Cash and Cash Equivalents Cash and cash equivalents include money market accounts and deposits with banks.
Marketable Securities, Policy [Policy Text Block]
(g) Investments
Federated's investments are categorized as Investments—affiliates or Investments—other on the Consolidated Balance Sheets. Investments—affiliates represent Federated’s available-for-sale investments in Federated sponsored fluctuating-value mutual funds. These investments are carried at fair value with unrealized gains or losses on securities included in Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets. Realized gains and losses on these securities are computed on a specific-identification basis and recognized in Gain on securities, net in the Consolidated Statements of Income.
Investments—other represents trading securities held by Federated primarily as a result of consolidating certain Federated-sponsored investment companies. Trading securities are carried at fair value with changes in fair value recognized in Gain on securities, net in the Consolidated Statements of Income. See Note (7) for additional information regarding investments held as of December 31, 2012 and 2011.
The fair value of Federated's investments is generally based on quoted market prices in active markets for identical instruments. If quoted market prices are not available, fair value is generally based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. In the absence of observable market data inputs and/or value drivers, internally generated valuation techniques may be utilized in which one or more significant inputs or significant value drivers are unobservable in the market place. On a periodic basis, management evaluates the carrying value of investments for impairment. With respect to its investments in fluctuating-value mutual funds, management considers various criteria, including the duration and extent of a decline in fair value, the ability and intent of management to retain the investment for a period of time sufficient to allow the value to recover and the financial condition and near-term prospects of the fund and the underlying investments of the fund, to determine whether a decline in fair value is other than temporary. If, after considering these criteria, management believes that a decline is other than temporary, the carrying value of the security is written down to fair value through the Consolidated Statements of Income.

Derivatives, Policy [Policy Text Block]
(h) Derivatives and Hedging Instruments
From time to time, Federated may consolidate an investment product that holds freestanding derivative financial instruments for trading purposes. Federated reports such derivative instruments at fair value and records the changes in fair value in Gain on securities, net on the Consolidated Statements of Income.
From time to time, Federated may also enter into and designate as accounting hedges derivative financial instruments to hedge interest-rate exposures with respect to variable-rate loan facilities (cash flow hedges) or to hedge foreign-currency exchange risk with respect to non-U.S. dollar trading investments in consolidated investment companies (net investment hedges). To qualify for hedge accounting, the derivative must be deemed to be highly effective in offsetting the designated changes in the hedged item. For cash flow hedges and net investment hedges, the effective portions of the change in the fair value of the derivative are reported as a component of Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets and subsequently reclassified to earnings in the period or periods during which the hedged item affects earnings. The change in fair value of the ineffective portion of the derivative, if any, is recognized immediately in earnings. If it is determined that the derivative instrument is not highly effective, hedge accounting is discontinued. If hedge accounting is discontinued because it is no longer probable that a forecasted transaction will occur, the derivative will continue to be recorded on the balance sheets at its fair value with changes in fair value included in current earnings, and the gains and losses in Accumulated other comprehensive loss, net of tax will be recognized immediately into earnings. If hedge accounting is discontinued because the hedging instrument is sold, terminated or no longer designated, the amount reported in Accumulated other comprehensive loss, net of tax up to the date of sale, termination or de-designation continues to be reported in Accumulated other comprehensive loss, net of tax until the forecasted transaction or the hedged item affects earnings. See Note (6) and Note (11) for additional information on the fair value of the hedges at December 31, 2012.

Property, Plant and Equipment, Policy [Policy Text Block]
(i) Property and Equipment
Property and equipment are initially recorded at cost and are depreciated using the straight-line method over their estimated useful lives ranging from 1 to 12 years. Depreciation and amortization expense is recorded in Office and occupancy in the Consolidated Statements of Income. Leasehold improvements are amortized using the straight-line method over the shorter of their estimated useful lives or their respective lease terms. As property and equipment are taken out of service, the cost and related accumulated depreciation and amortization are removed. The write-off of any material residual net book value is reflected as a loss in Operating Expenses – Other in the Consolidated Statements of Income.
Management reviews the remaining useful lives and carrying values of property and equipment to determine whether events and circumstances indicate that a change in the useful life or impairment in value may have occurred. Indicators of impairment monitored by management include a decrease in the market price of the asset, an accumulation of costs significantly in excess of the amount originally expected in the acquisition or development of the asset, historical and projected cash flows associated with the asset and an expectation that the asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. Should there be an indication of a change in the useful life or an impairment in value, Federated compares the carrying value of the asset to the probability-weighted undiscounted cash flows expected to be generated from the underlying asset over its remaining useful life to determine whether an impairment has occurred. If the carrying value of the asset exceeds the undiscounted cash flows, the asset is written down to fair value which is determined based on prices of similar assets if available or discounted cash flows. Impairment adjustments are recognized in Operating Expenses – Other in the Consolidated Statements of Income.

Internal Use Software, Policy [Policy Text Block]
(j) Costs of Computer Software Developed or Obtained for Internal Use
Certain internal and external costs incurred in connection with developing or obtaining software for internal use are capitalized. These capitalized costs are included in Property and equipment, net on the Consolidated Balance Sheets and are amortized using the straight-line method over the shorter of the estimated useful life of the software or four years. These assets are subject to the impairment test used for other categories of property and equipment described in Note (1)(i).

Goodwill and Intangible Assets, Policy [Policy Text Block]
(k) Intangible Assets
Intangible assets, consisting primarily of goodwill and renewable investment advisory contracts acquired in connection with various acquisitions, are recorded at fair value determined using a discounted cash flow model as of the date of acquisition. The discounted cash flow model considers various factors to project future cash flows expected to be generated from the asset. Given the investment advisory nature of Federated’s business and of the businesses acquired over the years, these factors typically include: (1) an estimated rate of change for underlying managed assets; (2) expected revenue per managed asset; (3) incremental operating expenses; and (4) a discount rate. Management estimates a rate of change for underlying managed assets based on a combination of an estimated rate of market appreciation or depreciation and an estimated net redemption or sales rate. Expected revenue per managed asset and incremental operating expenses of the acquired asset are generally based on contract terms, average market participant data and historical experience. The discount rate is estimated at the current market rate of return. After the fair value of all separately identifiable assets has been estimated, goodwill is recorded to the extent the consideration paid for the acquisition exceeds the sum of the fair values of the separately identifiable acquired assets and assumed liabilities.
Federated tests goodwill for impairment at least annually or when indicators of potential impairment exist. Goodwill is evaluated at the reporting unit level. Federated has determined that it has a single reporting unit consistent with its single operating segment based on the fact that Federated’s operations are managed as a single business: investment management. Federated does not have multiple operating segments or business components for which discrete financial information is prepared. Federated uses a qualitative approach to test for potential impairment of goodwill. If after considering various factors, management determines that it is more likely than not that goodwill is impaired, a two-step process to test for and measure impairment is performed which begins with an estimation of the fair value of its reporting unit by considering Federated’s market capitalization. If Federated’s market capitalization falls to a level below its recorded book value of equity, Federated’s goodwill would be considered for possible impairment.
Federated has determined that certain acquired assets, specifically, certain renewable investment advisory contracts, have indefinite useful lives. In reaching this conclusion, management considered the legal, regulatory and contractual provisions of the investment advisory contract that enable the renewal of the contract, the level of cost and effort required in renewing the investment advisory contract, and the effects of obsolescence, demand, competition and other economic factors that could impact the funds’ projected performance and existence. The contracts generally renew annually and the value of these acquired assets assumes renewal. These indefinite-lived intangible assets are reviewed for impairment annually using a qualitative approach which requires that positive and negative evidence collected as a result of considering various factors be weighed in order to determine whether it is more likely than not that an indefinite-lived intangible asset or asset group is impaired. In addition, management reconsiders on a quarterly basis whether events or circumstances indicate that a change in the useful life may have occurred. Indicators of a possible change in useful life monitored by management include a significant decline in the level of managed assets, changes to legal, regulatory or contractual provisions of the renewable investment advisory contracts and reductions in underlying operating cash flows. Federated estimates the fair value of the indefinite-lived intangible asset and compares it to the book value of the asset to determine whether an impairment charge is necessary. Impairment is indicated when the carrying value of the intangible asset exceed its fair value.
Federated generally amortizes finite-lived identifiable intangible assets on a straight-line basis over their estimated useful lives, which range from 5 to 11 years. Management periodically evaluates the remaining useful lives and carrying values of the intangible assets to determine whether events and circumstances indicate that a change in the useful life or impairment in value may have occurred. Indicators of impairment monitored by management include a decline in the level of managed assets, changes to contractual provisions underlying certain intangible assets and reductions in underlying operating cash flows. Should there be an indication of a change in the useful life or impairment in value of the finite-lived intangible assets, Federated compares the carrying value of the asset and its related useful life to the projected undiscounted cash flows expected to be generated from the underlying asset over its remaining useful life to determine whether impairment has occurred. If the carrying value of the asset exceeds the undiscounted cash flows, the asset is written down to its fair value determined using discounted cash flows. Federated writes-off the cost and accumulated amortization balances for all fully amortized intangible assets.

Deferred Sales Commissions [Policy Text Block]
(l) Deferred Sales Commissions
Federated pays upfront commissions to broker/dealers to promote the sale of certain mutual fund shares. Under various fund-related contracts, Federated is entitled to distribution and servicing fees from the mutual fund over the life of such shares. Both of these fees are calculated as a percentage of average managed assets associated with the related classes of shares. For certain share classes, Federated is also entitled to receive a contingent deferred sales charge (CDSC), which is collected from certain redeeming shareholders.
For share classes that pay both a distribution fee and CDSC, Federated generally capitalizes a portion of the upfront commissions as deferred sales commissions, dependent upon expected recoverability rates. The deferred sales commission asset is amortized over the estimated period of benefit of up to eight years. Deferred sales commission amortization expense was $7.5 million, $7.4 million and $12.2 million for 2012, 2011 and 2010, respectively, and was included in Operating Expenses – Other on the Consolidated Statements of Income.
Distribution and shareholder service fees are recognized in Other service fees, net—affiliates on the Consolidated Statements of Income over the life of the mutual fund share class. CDSCs collected on these share classes are used to reduce the deferred sales commission asset. Federated reviews the carrying value of deferred sales commission assets on a periodic basis to determine whether a significant long-term decline in the equity or bond markets or other events or circumstances indicate that an impairment in value may have occurred. Should there be an indication of an impairment in value, Federated compares the carrying value of the asset to the probability-weighted undiscounted future cash flows of the underlying asset to determine whether an impairment has occurred. If the carrying value of the asset exceeds the undiscounted cash flows, the deferred sales commission asset is written down to its estimated fair value determined using discounted cash flows.
For share classes that do not pay both a distribution fee and CDSC, Federated expenses the cost of the upfront commission as incurred in Distribution expense on the Consolidated Statements of Income and credits Distribution expense for any CDSCs collected.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(m) Foreign Currency Translation
The balance sheets of certain wholly owned foreign subsidiaries of Federated and certain consolidated foreign-denominated investment products are translated at the current exchange rate as of the end of the accounting period and the related income or loss is translated at the average exchange rate in effect during the period. Net exchange gains and losses resulting from these translations are excluded from income and are recorded in Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets. Foreign currency transaction gains and losses are reflected in Operating Expenses – Other in the Consolidated Statements of Income.

Treasury Stock [Policy Text Block]
(n) Treasury Stock
Federated accounts for acquisitions of treasury stock at cost and reports total treasury stock held as a deduction from Federated Investors shareholders’ equity on the Consolidated Balance Sheets. At the date of subsequent reissue, the treasury stock account is reduced by the cost of such stock on a specific-identification basis. Additional paid-in capital from treasury stock transactions is increased as Federated reissues treasury stock for more than the cost of the shares. If Federated issues treasury stock for less than its cost, Additional paid-in capital from treasury stock transactions is reduced to no less than zero. Once this account is at zero, any further required reductions are recorded to Retained earnings on the Consolidated Balance Sheets.

Revenue Recognition, Policy [Policy Text Block]
(o) Revenue Recognition
Revenue from providing investment advisory, administrative and other services (including distribution, shareholder servicing and retirement plan recordkeeping) is recognized during the period in which the services are performed. Investment advisory, administrative and the majority of other service fees are generally calculated as a percentage of total net assets of the investment portfolios that are managed by Federated. The fair value of the investment portfolios is primarily determined using quoted market prices or independent third-party broker or dealer price quotes. In limited circumstances, a quotation or price evaluation is not readily available from a pricing source. In these cases, pricing is determined by management based on a prescribed valuation process that has been approved by the directors/trustees of the sponsored products. For the periods presented, a de minimus amount of assets under management (AUM or managed assets) were priced by Federated management. Federated may waive certain fees for competitive reasons, such as to maintain positive or zero net yields, to meet regulatory requirements or to meet contractual requirements. Federated waived fees of $709.3 million, $724.9 million and $653.1 million for the years ended December 31, 2012, 2011 and 2010, respectively, nearly all of which was for competitive reasons. The decrease in fee waivers for the year ended December 31, 2012 as compared to the same period of 2011 was primarily due to a $29.7 million decrease in fee waivers to maintain positive or zero net yields, partially offset by a $16.2 million increase in fee waivers related to managed asset growth for the year ended December 31, 2012 as compared to the same period of 2011. Fee waivers may continue to increase as a result of continued waivers to maintain positive or zero net yields and other competitive reasons. Fee waivers to maintain positive or zero net yields are partially offset by a related reduction to distribution expense and net income attributable to noncontrolling interests (see Note (4) for additional information on the net impact of these waivers).
Federated has contractual arrangements with third parties to provide certain fund-related services. Management considers various factors to determine whether Federated’s revenue should be recorded based on the gross amount payable by the funds or net of payments to third-party service providers. Management’s analysis is based on whether Federated is acting as the principal service provider or as an agent. The primary factors considered include: (1) whether the customer holds Federated or the service provider responsible for the fulfillment and acceptability of the services to be provided; (2) whether Federated has any practical latitude in negotiating the price to pay a third-party provider; (3) whether Federated or the customer selects the ultimate service provider; and (4) whether Federated has credit risk in the arrangement. Generally, the less the customer is directly involved with or participates in making decisions regarding the ultimate third-party service provider, the more supportive the facts are that Federated is acting as the principal in these transactions and should therefore report gross revenues. As a result of considering these factors, investment advisory fees, distribution fees and certain other service fees are recorded gross of payments made to third parties.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(p) Share-Based Compensation
Federated recognizes compensation costs based on grant-date fair value for all share-based awards granted, modified or settled after January 1, 2006, as well as for any awards that were granted prior to January 1, 2006 for which requisite service has not yet been provided.
Federated issues shares for share-based awards from treasury stock. For restricted stock awards, the fair value of the award is calculated as the difference between the closing fair value of Federated’s Class B common stock on the date of grant and the purchase price paid by the employee, if any. Federated’s awards are generally subject to graded vesting schedules. Compensation and related expense is adjusted for estimated forfeitures and is recognized on a straight-line or modified straight-line basis over the requisite service period of the award. Compensation and related expense also includes dividends paid on forfeited awards. Forfeiture assumptions are evaluated on a quarterly basis and updated as necessary.
For awards granted prior to January 1, 2006 with provisions that allow for accelerated vesting upon retirement, Federated recognizes expense over the vesting period of the awards, regardless of the employee’s attainment of retirement age. Beginning January 1, 2006, for all newly granted awards with provisions that allow for accelerated vesting upon retirement, Federated recognizes expense over the shorter of the vesting period or the period between grant date and the date on which the employee meets the minimum age requirement for retirement.

Lease, Policy [Policy Text Block]
(q) Leases
Federated classifies leases as operating in accordance with the provisions of lease accounting. Rent expense under noncancelable operating leases with scheduled rent increases or rent holidays is accounted for on a straight-line basis over the lease term, beginning on the date of initial possession or the effective date of the lease agreement. The amount of the excess of straight-line rent expense over scheduled payments is recorded as a deferred liability. Build-out allowances and other such lease incentives are recorded as deferred credits, and are amortized on a straight-line basis as a reduction of rent expense beginning in the period they are deemed to be earned, which generally coincides with the effective date of the lease. The current portion of unamortized deferred lease costs and build-out allowances is included in Other current liabilities and the long-term portion is included in Other long-term liabilities on the Consolidated Balance Sheets.

Advertising Cost, Policy, Expensed Advertising Cost [Policy Text Block]
(r) Advertising Costs
Federated generally expenses the cost of all advertising and promotional activities as incurred. Certain printed matter, however, such as sales brochures, are accounted for as prepaid supplies and are included in Other current assets on the Consolidated Balance Sheets until they no longer are owned or expected to be used, at which time their costs are expensed. Federated expensed advertising costs of $2.7 million, $2.6 million and $0.2 million in 2012, 2011 and 2010, respectively.

Income Tax, Policy [Policy Text Block]
(s) Income Taxes
Federated accounts for income taxes under the liability method, which requires the recognition of deferred tax assets and liabilities for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Federated recognizes a valuation allowance if, based on the weight of available evidence regarding future taxable income, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Earnings Per Share, Policy [Policy Text Block]
(t) Earnings Per Share
Basic and diluted earnings per share are calculated under the two-class method. Pursuant to the two-class method, Federated’s unvested restricted stock awards with nonforfeitable rights to dividends are considered participating securities and are required to be considered in the computation of earnings per share. Dividends paid to unvested restricted shares and their proportionate share of undistributed earnings, if any, is excluded from the computation of earnings per share attributable to Federated Investors, Inc.

Accumulated Other Comprehensive Income (Loss) [Policy Text Block]
(u) Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss, net of tax is reported in the Consolidated Balance Sheets and the Consolidated Statements of Changes in Equity and includes net of tax, the unrealized gains and losses on securities available for sale, foreign currency translation adjustments and the effective portion of the gain or loss on derivative instruments designated and qualifying as a cash flow or net investment hedge.

Loss Contingencies [Policy Text Block]
(v) Loss Contingencies
Federated accrues for estimated costs, including legal costs related to existing lawsuits, claims and proceedings, if any, when it is probable that a loss has been incurred and the costs can be reasonably estimated. Accruals are reviewed at least quarterly and are adjusted to reflect the impact and status of settlements, rulings, advice of counsel and other information pertinent to a particular matter. Significant differences could exist between the actual cost required to investigate, litigate and/or settle a claim or the ultimate outcome of a suit and management’s estimate. These differences could have a material impact on Federated’s results of operations, financial position and/or cash flows. Recoveries of losses are recognized in the Consolidated Statements of Income when receipt is deemed probable.

Segment Reporting, Policy [Policy Text Block]
(w) Business Segments
Business or operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the chief operating decision maker in deciding how to allocate resources and assess performance.
Federated does not have multiple operating segments or business components for which discrete financial information is prepared. Federated operates in one operating segment, the investment management business, nearly all of which is conducted within the United States. Federated’s Chief Executive Officer (CEO) is Federated’s chief operating decision maker. Federated’s CEO utilizes a consolidated approach to assess performance and allocate resources.

Intangibles - Goodwill And Other Adopted [Policy Text Block]
(a) Intangibles - Goodwill and Other
On July 27, 2012, the FASB issued an update to the accounting standard on intangibles. The update amends guidance on testing indefinite-lived intangible assets for impairment to permit an optional qualitative assessment prior to performing a fair value calculation. If the result of the qualitative assessment determines it is more likely than not that an indefinite-lived intangible asset is not impaired, a quantitative fair value calculation would not be required. This update is effective for interim and annual impairment tests performed for fiscal years beginning after September 15, 2012, however, early adoption is permitted. Federated elected to early adopt the new guidance effective October 1, 2012 in connection with its annual impairment testing of indefinite-lived intangible assets. The adoption of the update did not have a financial impact on Federated's Consolidated Financial Statements.
On January 1, 2012, Federated adopted a FASB update to the accounting standard on intangibles that amends guidance on testing goodwill for impairment to permit a qualitative assessment prior to performance of the two-step impairment test. If the result of the qualitative assessment reveals that there are no indicators of impairment, a quantitative calculation would not be required. This update did not have a financial impact on Federated's Consolidated Financial Statements.

Fair Value Measurement Adopted
(b) Fair Value Measurement
On January 1, 2012, Federated adopted updated requirements for expanded fair-value disclosures as issued by the FASB. The update amends certain fair value measurement guidance and expands disclosure requirements primarily for fair value measurements utilizing significant unobservable inputs (Level 3) and items not measured at fair value but for which fair value must be disclosed. As the updates affect disclosure only, the adoption of the update did not have a financial impact on Federated’s Consolidated Financial Statements.

Comprehensive Income Adopted
(c) Comprehensive Income
On January 1, 2012, Federated adopted FASB updates to the accounting standard on the presentation of comprehensive income that requires presentation of the components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Federated elected to present the components of comprehensive income in two separate but consecutive statements and as a result, began reporting the Consolidated Statements of Comprehensive Income.

Prior Year Business Combinations and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Unaudited Pro Forma Financial Information

in millions, except per share data for the year ended,	2010
Revenue	$980.7
Net income attributable to Federated Investors, Inc.	$186.6

Earnings per share – Basic and Diluted
Net income attributable to Federated Investors, Inc.	$1.80

Concentration Risk Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
The following table summarizes the percentage of total revenue earned from Federated's asset classes over the last three years:

	2012	2011	2010
Money market assets	47%	46%	50%
Equity assets	31%	33%	31%
Fixed-income assets	21%	20%	18%

Voluntary Fee Waivers [Table Text Block]
The impact of such fee waivers on various components of Federated's Consolidated Statements of Income was as follows for the years ended December 31:

in millions	2012	2011	2010
Revenue	$(291.0)	$(320.7)	$(241.6)
Less: Reduction in Distribution expense	218.5	232.3	186.6
Operating income	(72.5)	(88.4)	(55.0)
Less: Reduction in Noncontrolling interest	1.3	6.5	1.0
Pre-tax impact	$(71.2)	$(81.9)	$(54.0)

Consolidation (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
At December 31, 2012 and 2011, Federated was involved with certain VIEs in which it held a variable interest but for which it was not the primary beneficiary. The assets and liabilities of these unconsolidated VIEs and Federated’s maximum risk of loss related thereto were as follows at December 31:

	2012			2011
in millions	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total carrying value of investment and maximum risk of loss	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total carrying value of investment and maximum risk of loss
Investment companies[1]	$295,414.3	$—	$205.3	$290,517.7	$—	$221.5
Collateralized debt obligation[2]	$0	$0	$0	$2.1	$12.0	$0
Equity investment	$2.8	$0.3	$3.8	$4.5	$0.7	$7.1

1
The unconsolidated VIE assets for the investment companies represent total net AUM for the related investment companies. Of Federated’s $205.3 million invested in these entities at December 31, 2012, $57.2 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $148.1 million included in Investments—affiliates and Investments—other on the Consolidated Balance Sheets. Of Federated’s $221.5 million invested in these entities at December 31, 2011, $44.0 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $177.5 million included in Investments—affiliates and Investments—other on the Consolidated Balance Sheets.

2	The Collateralized Debt Obligation closed in July 2012. There was no resulting impact to the Consolidated Financial Statements.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Classes of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
Fair value measurements for classes of Federated’s assets and liabilities measured at fair value on a recurring basis consisted of the following at December 31:

	2012				2011
	Fair Value Measurements Using				Fair Value Measurements Using
in thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents	$67,585	$0	$0	$67,585	$49,273	$0	$0	$49,273
Available-for-sale equity securities[1]	102,493	33,530	0	136,023	128,611	30,928	0	159,539
Trading securities—equity	9,194	16,776	0	25,970	10,805	18,653	0	29,458
Trading securities—debt	614	28,436	0	29,050	216	83,831	0	84,047
Foreign currency forward contract	0	158	0	158	0	55	0	55
Total financial assets	$179,886	$78,900	$0	$258,786	$188,905	$133,467	$0	$322,372
Financial Liabilities
Interest rate swap	$0	$11,178	$0	$11,178	$0	$15,241	$0	$15,241
Acquisition-related future consideration liabilities	0	0	11,759	11,759	0	0	13,404	13,404
Other[2]	1,015	0	0	1,015	0	245	0	245
Total financial liabilities	$1,015	$11,178	$11,759	$23,952	$0	$15,486	$13,404	$28,890

1
Previously reported fair value measurements as of December 31, 2011 have been restated herein to reflect as Level 2 the fair value measurement of an investment in a mutual fund that is not traded in an active exchange market but for which net asset value was used as a practical expedient to estimate fair value. The entire balance in Level 2 as of December 31, 2011 had previously been listed as Level 1.

2	Amounts include investments sold short within sponsored investment products and/or foreign currency forward contracts recorded in Other current liabilities on the Consolidated Balance Sheets.

Reconciliation of the beginning and ending fair value measurements of a Level 3 financial liability
The following table presents a reconciliation of the beginning and ending fair value measurements of Federated’s liability for future consideration payments related to these acquisitions for each year presented:

in thousands	2012	2011	2010
Beginning balance	$13,404	$20,058	$0
New acquisition adjustment[1]	3,361	(2,600)	20,058
Changes in fair value[2]	(793)	900	0
Contingent consideration payments	(4,213)	(4,954)	0
Ending balance	$11,759	$13,404	$20,058

1
Amounts include the preliminary fair value estimate of the contingent payment liability recorded in connection with a new acquisition or the revision thereof upon finalization of the valuation process related to initial purchase accounting.

2	Amounts primarily included as a (decrease) increase to Intangible asset related expense on the Consolidated Statements of Income.

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Securities
Available-for-sale securities (see Note (1)(g)) consisted of the following at December 31:

	2012				2011
		Gross Unrealized		Estimated Fair Value		Gross Unrealized		Estimated Fair Value
in thousands	Cost	Gains	(Losses)		Cost	Gains	(Losses)
Equity mutual funds	$44,944	$4,814	$(5)	$49,753	$43,217	$2,037	$(925)	$44,329
Fixed-income mutual funds	84,855	1,436	(21)	86,270	115,699	461	(950)	115,210
Total fluctuating-value mutual funds	$129,799	$6,250	$(26)	$136,023	$158,916	$2,498	$(1,875)	$159,539

Gains and losses on investments
Gains and losses recognized in Gain on securities, net on the Consolidated Statements of Income in connection with investments and economic derivatives held by certain consolidated investment companies consisted of the following for the years ended December 31:

in thousands	2012	2011	2010
Unrealized gain (loss)
Trading securities	$1,614	$(871)	$541
Derivatives[1]	72	(560)	190
Realized gains[2]
Available-for-sale securities	4,439	3,006	1,239
Trading securities	1,200	931	2,045
Derivatives[1]	310	570	720
Purchased loans	0	0	678
Realized losses[2]
Available-for-sale securities	0	0	(6)
Trading securities	(627)	(830)	(958)
Derivatives[1]	(97)	(814)	(907)
Gain on securities, net[3]	$6,911	$1,432	$3,542

1	Amounts related to the settlement of economic derivatives held by certain consolidated sponsored products.

2	Realized gains and losses are computed on a specific-identification basis.

3	Amounts related to consolidated investment companies totaled $2.0 million, $(1.2) million and $1.5 million for 2012, 2011 and 2010, respectively.

Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Federated’s identifiable intangible assets and goodwill consisted of the following at December 31:

	2012			2011
in thousands	Cost	Accumulated Amortization	Carrying Value	Cost	Accumulated Amortization	Carrying Value
Finite-lived intangible assets:
Customer relationships	$45,812	$(37,914)	$7,898	$56,492	$(45,958)	$10,534
Noncompete agreements	7,094	(6,310)	784	12,142	(10,579)	1,563
Total finite-lived intangible assets	52,906	(44,224)	8,682	68,634	(56,537)	12,097
Indefinite-lived intangible assets:
Renewable investment advisory rights	68,455	N/A	68,455	64,600	N/A	64,600
Trade names	1,900	N/A	1,900	1,900	N/A	1,900
Total indefinite-lived intangible assets	70,355	N/A	70,355	66,500	N/A	66,500
Goodwill	648,820	N/A	648,820	642,329	N/A	642,329
Total identifiable intangible assets and goodwill	$772,081	$(44,224)	$727,857	$777,463	$(56,537)	$720,926

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Following is a schedule of expected aggregate annual amortization expense for intangible assets in each of the five succeeding years assuming no new acquisitions or impairments:

in millions
2013	$2.6
2014	$2.0
2015	$1.4
2016	$1.0
2017	$0.6

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and equipment [Table Text Block]
Property and equipment consisted of the following at December 31:

in thousands	Estimated Useful Life			2012	2011
Computer software and hardware	3	to	7 years	$47,566	$45,468
Transportation equipment		12 years		17,875	17,875
Leasehold improvements	Up to term of lease			18,143	15,934
Office furniture and equipment	5	to	10 years	6,238	6,200
Total cost				89,822	85,477
Accumulated depreciation				(50,910)	(47,249)
Property and equipment, net				$38,912	$38,228

Debt and Interest Rate Swap (Tables)	12 Months Ended
Dec. 31, 2012
Debt And Interest Rate Swap [Abstract]
Debt
Debt at December 31 consisted of the following:

dollars in thousands	Weighted-Average Interest Rate[1]	2012	2011
Term Loan	3.646%	$318,750	$361,250
Less: Short-term debt		42,500	42,500
Long-term debt		$276,250	$318,750

1	See additional information below regarding the interest rate fixed at 3.646% in connection with the Swap.

Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The following table summarizes activity of non-vested restricted stock awards for the year ended December 31, 2012:

	Restricted Shares	Weighted- Average Grant- Date Fair Value
Non-vested at January 1, 2012	3,770,021	$22.74
Granted[1]	1,015,273	$18.06
Vested	(722,825)	$24.53
Forfeited	(21,687)	$23.71
Non-vested at December 31, 2012	4,040,782	$21.24

1
During 2012, Federated awarded 480,773 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. Also during 2012, Federated awarded 534,500 shares of restricted Federated Class B common stock to certain key employees. The restricted stock awards generally vest over ten-year periods with restrictions on the vested portions of the awards lapsing on approximately the awards’ fifth- and tenth-year anniversaries.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the status of and changes in Federated’s stock option program for the year ended December 31, 2012:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2012	392,479	$29.72
Expired unexercised	(337,729)	$29.36
Outstanding at December 31, 2012[1]	54,750	$31.97	3.7	$0

1	All stock options outstanding at December 31, 2012 were also vested and exercisable.

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following is a schedule by year of future minimum payments required under the operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2012:

in millions
2013	$12.7
2014	11.9
2015	10.0
2016	9.3
2017	8.9
2018 and thereafter	28.5
Total minimum lease payments	$81.3

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit), net consisted of the following components for the years ended December 31:

in thousands	2012	2011	2010
Current:
Federal	$78,422	$67,662	$79,273
State	7,430	6,426	8,504
Foreign	6	(56)	(33)
	85,858	74,032	87,744
Deferred:
Federal	23,143	15,996	20,997
State	1,878	1,291	3,210
Foreign	4	(31)	6
Total	$110,883	$91,288	$111,957

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation between the statutory income tax rate and the effective tax rate consisted of the following for the years ended December 31:

	2012	2011	2010
Expected statutory income tax rate	35.0%	35.0%	35.0%
Increase/(decrease):
State and local income taxes, net of Federal benefit	2.1	2.1	2.5
Other	0	0.6	1.0
Effective tax rate (excluding noncontrolling interests)	37.1	37.7	38.5
Income attributable to noncontrolling interests	(1.2)	(0.6)	(1.3)
Effective tax rate per Consolidated Statements of Income	35.9%	37.1%	37.2%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities consisted of the following at December 31:

in thousands	2012	2011
Deferred Tax Assets
Tax net operating losses	$16,781	$16,481
Other compensation related	6,226	5,843
Unrealized and realized capital losses, net	4,839	7,835
Share-based compensation	3,622	3,405
Deferred income	578	3,500
Write-down of Collateralized Debt Obligation and other investments	169	3,331
Other	1,944	2,560
Total deferred tax assets	34,159	42,955
Valuation allowance	(20,069)	(21,030)
Total deferred tax asset, net of valuation allowance	$14,090	$21,925
Deferred Tax Liabilities
Intangible assets	$92,823	$73,269
Property and equipment	5,323	5,902
State taxes	5,156	3,546
Deferred sales commissions	4,927	3,788
Costs of internal-use software	2,811	2,630
Other	1,595	1,791
Total gross deferred tax liability	$112,635	$90,926
Net deferred tax liability	$98,545	$69,001

Earnings Per Share Attributable to Federated Investors, Inc. Shareholders (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share using the two-class method for amounts attributable to Federated Investors, Inc. for the years ended December 31:

in thousands, except per share data	2012	2011	2010
Numerator – Basic
Net income attributable to Federated Investors, Inc.	$188,088	$150,906	$179,114
Less: Total income available to participating unvested restricted shareholders[1]	(8,400)	(4,922)	(6,443)
Total net income attributable to Federated Common Stock[2]	$179,688	$145,984	$172,671
Numerator – Diluted
Net income attributable to Federated Investors, Inc.	$188,088	$150,906	$179,114
Less: Total income available to participating unvested restricted shareholders[1]	(8,400)	(4,921)	(6,443)
Total net income attributable to Federated Common Stock[2]	$179,688	$145,985	$172,671
Denominator
Basic weighted-average common shares outstanding	100,313	100,609	99,925
Dilutive potential shares from stock options	0	23	68
Diluted weighted-average common shares outstanding	100,313	100,632	99,993
Earnings per share
Net income attributable to Federated Common Stock - Basic and Diluted[2]	$1.79	$1.45	$1.73

1	Income available to participating restricted shareholders includes dividends paid on unvested restricted shares and their proportionate share of undistributed earnings, if any.

2	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.

Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of accumulated other comprehensive (loss) income, net of tax, attributable to Federated shareholders are as follows:

in thousands	Unrealized Loss on Interest Rate Swap	Unrealized Gain (Loss) on Securities Available for Sale	Foreign Currency Translation (Loss) Gain	Total
Balance at January 1, 2010	$0	$424	$1,090	$1,514
Change in fair value[1]	(11,828)	3,642	0	(8,186)
Reclassification adjustment[2]	4,201	(802)	0	3,399
Loss on currency conversion[3]	0	0	(422)	(422)
Balance at December 31, 2010	(7,627)	3,264	668	(3,695)
Change in fair value[1]	(7,373)	(1,449)	0	(8,822)
Reclassification adjustment[2]	5,366	(1,490)	0	3,876
Gain on currency conversion[3]	0	0	29	29
Balance at December 31, 2011	(9,634)	325	697	(8,612)
Change in fair value[1]	(2,193)	5,535	0	3,342
Reclassification adjustment[2]	4,756	(2,216)	(44)	2,496
Loss on currency conversion[3]	0	0	(163)	(163)
Balance at December 31, 2012	$(7,071)	$3,644	$490	$(2,937)

1
The tax benefit related to the change in fair value of the interest rate swap was $(1,060), $(4,390) and $(6,369) for 2012, 2011 and 2010, respectively. The tax expense (benefit) related to the change in fair value of securities available for sale was $3,474, $(1,337) and $2,640 for 2012, 2011 and 2010, respectively.

2
The tax expense related to the reclassification adjustments for the interest rate swap was $2,560, $2,889 and $2,262 for 2012, 2011 and 2010, respectively. The tax benefit related to the reclassification adjustments for securities available for sale was $(1,192), $(802) and $(431) for 2012, 2011 and 2010, respectively. The tax benefit related to the reclassification adjustments for foreign currency translation was $(24) for 2012.

3	The tax expense (benefit) related to the foreign currency translation gain/loss was $16, $(251) and $(227) for 2012, 2011 and 2010, respectively.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligations Disclosure [Table Text Block]
Federated is obligated to make certain future payments under various agreements to which it is a party, including operating leases (see Note (15)). The following table summarizes minimum noncancelable payments contractually due under Federated’s significant service contracts and employment arrangements:

	Payments due in
						After
in millions	2013	2014	2015	2016	2017	2017	Total
Purchase obligations[1]	$20.0	$7.4	$1.1	$0.6	$0.4	$0.2	$29.7
Employment-related commitments[2]	16.9	7.7	0	0	0	0	24.6
Total	$36.9	$15.1	$1.1	$0.6	$0.4	$0.2	$54.3

1
Federated is a party to various contracts pursuant to which it receives certain services including services for legal, marketing and information technology, access to various fund-related information systems and research databases, trade order transmission and recovery services as well as other services. These contracts contain certain minimum noncancelable payments, cancellation provisions and renewal terms. The contracts expire on various dates through the year 2019. Costs for such services are expensed as incurred.

2
Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments. These contracts expire on various dates through the year 2014.

Supplementary Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

in thousands, except per share data, for the quarters ended	March 31,	June 30,	September 30,	December 31,
2012
Revenue	$230,281	$232,132	$238,468	$244,824
Operating income[1]	70,347	69,020	90,033	83,192
Net income including noncontrolling interest in subsidiaries[1,2]	44,407	43,073	58,193	51,956
Amounts attributable to Federated Investors, Inc.
Net income[1,2]	42,325	40,410	55,773	49,581
Earnings per share – Basic and Diluted[1,2,3]	0.41	0.39	0.54	0.44
Cash dividends per share[3]	0.24	0.24	0.24	1.75
Stock price per share[4]
High	23.89	23.23	22.31	23.48
Low	15.45	18.54	19.32	18.28
Impact of Minimum Yield Waivers
Revenue	(80,468)	(70,254)	(69,495)	(70,748)
Less: Reduction in Distribution expense	57,547	53,080	52,934	54,918
Operating income	(22,921)	(17,174)	(16,561)	(15,830)
Less: Reduction in Noncontrolling interest	618	(5)	298	331
Pre-tax impact	(22,303)	(17,179)	(16,263)	(15,499)
2011
Revenue	$238,882	$225,777	$214,048	$216,406
Operating income	56,500	72,083	67,011	61,861
Net income including noncontrolling interest in subsidiaries	35,054	42,885	38,520	38,625
Amounts attributable to Federated Investors, Inc.
Net income	33,231	42,413	38,320	36,943
Earnings per share – Basic and Diluted	0.32	0.41	0.37	0.36
Cash dividends per share	0.24	0.24	0.24	0.24
Stock price per share[4]
High	28.57	27.11	24.54	22.39
Low	24.93	23.43	16.01	14.36
Impact of Minimum Yield Waivers
Revenue	(63,461)	(79,355)	(88,901)	(88,953)
Less: Reduction in Distribution expense	49,484	57,807	63,187	61,857
Operating income	(13,977)	(21,548)	(25,714)	(27,096)
Less: Reduction in Noncontrolling interest	839	2,172	2,483	978
Pre-tax impact	(13,138)	(19,376)	(23,231)	(26,118)

1
For the quarters ended September 30, 2012 and December 31, 2012, Federated recorded pretax insurance recoveries totaling $17.3 million and $3.0 million, respectively, for claims submitted over the past several years related to various legal proceedings. See Note (10) for additional information.

2	Federated recorded an impairment charge of $3.0 million related to an equity-method investment in the fourth quarter of 2012. See Note (6) for additional information.

3
For the quarter ended December 31, 2012, Federated paid $1.51 per share as a special cash dividend and a $0.24 per share regular dividend. All dividends are considered ordinary dividends for tax purposes. The special dividend negatively impacted fourth quarter 2012 diluted earnings per share by $0.04 per share.

4	Federated’s common stock is traded on the New York Stock Exchange under the symbol FII.

Summary of Significant Accounting Policies Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Internal Use Software Estimated Useful Lives	4 years
Deferred Sales Commission Asset B-Shares Estimated Period Of Benefit	8 years
Amortization of deferred sales commissions	$ 7,465,000	$ 7,378,000	$ 12,197,000
Total Waived Fees	709,300,000	724,900,000	653,100,000
Change In Voluntary Waiver Of Fees To Maintain Positive Or Zero Net Yields	(29,700,000)
Change In Fee Waivers Due to Managed Assets	16,200,000
Advertising Expense	$ 2,700,000	$ 2,600,000	$ 200,000
Minimum [Member]
Property and equipment, Useful Life	1 year
Finite-Lived Intangible Assets, Useful Life	5 years
Maximum [Member]
Property and equipment, Useful Life	12 years
Finite-Lived Intangible Assets, Useful Life	11 years

Prior Year Business Combinations and Acquisitions Narrative (Details) (USD $)	6 Months Ended			3 Months Ended			6 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Sep. 20, 2010	Sep. 30, 2010 SunTrust Acquisition [Member]	Dec. 31, 2012 SunTrust Acquisition [Member]	Mar. 31, 2011 SunTrust Acquisition [Member]	Dec. 31, 2010 SunTrust Acquisition [Member] Money Market Funds [Member]
Business acquisition assets under management acquired							$ 14,100,000,000
Total upfront payments	6,600,000
Business Acquisition Contingent Consideration Payable Period				5 years
Business Acquisition, Contingent Consideration, at Fair Value			20,100,000
Estimated remaining contingent purchase price payments					11,000,000
Remaining Business Acquisition Contingent Consideration Payable Period					3 years
Identifiable intangible assets, indefinite life						24,100,000
Fair value of future consideration payments liability					8,200,000
Fair value of acquisition-related future consideration liabilities, current					3,500,000
Fair value of acquisition-related future consideration liabilities, noncurrent		$ 8,300,000			$ 4,700,000

Prior Year Business Combinations and Acquisitions Unaudited Pro Forma Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Revenue	$ 980.7
Net income attributable to Federated Investors, Inc.	$ 186.6
Basic [Member]
Earnings per share - Basic Net income attributable to Federated Investors, Inc.	$ 1.8
Diluted [Member]
Earnings per share - Diluted Net Income attributable to Federated Investors, Inc.	$ 1.8

Concentration Risk (Details)	12 Months Ended
Dec. 31, 2012
Revenue Concentration By Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Federated Prime Obligations Fund [Member] | Revenue Concentration By Investment Fund [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%
Federated Kaufmann Fund [Member] | Revenue Concentration By Investment Fund [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%

Concentration Risk Schedule of Revenue Concentration (Details) (Revenue Concentration by Asset Class [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Money Market Assets [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	47.00%	46.00%	50.00%
Equity Assets [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	31.00%	33.00%	31.00%
Fixed-income Assets [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%	20.00%	18.00%

Concentration Risk Voluntary Fee Waivers (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Revenue	$ (70,748)	$ (69,495)	$ (70,254)	$ (80,468)	$ (88,953)	$ (88,901)	$ (79,355)	$ (63,461)	$ (291,000)	$ (320,700)	$ (241,600)
Less: Reduction in Distribution expense	54,918	52,934	53,080	57,547	61,857	63,187	57,807	49,484	218,500	232,300	186,600
Operating income	(15,830)	(16,561)	(17,174)	(22,921)	(27,096)	(25,714)	(21,548)	(13,977)	(72,500)	(88,400)	(55,000)
Less: Reduction in Noncontrolling interest	331	298	(5)	618	978	2,483	2,172	839	1,300	6,500	1,000
Pre-tax impact	$ (15,499)	$ (16,263)	$ (17,179)	$ (22,303)	$ (26,118)	$ (23,231)	$ (19,376)	$ (13,138)	$ (71,200)	$ (81,900)	$ (54,000)

Consolidation (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Deconsolidation [Member]	Aug. 31, 2012 Deconsolidation [Member]	Apr. 11, 2011 Deconsolidation [Member]	Dec. 18, 2012 Consolidation [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	50.50%	50.50%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.50%	49.50%
Consolidated variable interest entities aggregate assets	$ 52,800,000	$ 52,800,000	$ 111,100,000			$ 80,300,000	$ 17,700,000	$ 21,000,000
Consolidated variable interest entities aggregate liabilities	2,000,000	2,000,000	500,000				7,600,000
Redeemable noncontrolling interest in subsidiaries	7,268,000	7,268,000	506,000		600,000			6,000,000
Translation Adjustment Functional to Reporting Currency, (Loss) Gain, Reclassified to Earnings		1,200,000
Derivatives used in Net Investment Hedge, (Loss) Gain, Reclassified to Earnings		(1,100,000)
Deconsolidation, Gain (Loss), Amount			0	0
Ownership interest in equity-method investment	12.00%	12.00%
Assets under management of equity investee	400,000,000	400,000,000
Other Asset Impairment Charges	3,000,000
Equity Method Investments	$ 3,800,000	$ 3,800,000

Consolidation Assets and Liabilities of Unconsolidated VIEs and Federated's Maximum Risk of Loss (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Variable Interest Entity [Line Items]
Investments in money market products included in cash and cash equivalents	$ 57.2		$ 44
Investments in money market products included in investments	148.1		177.5
Investment Companies [Member]
Variable Interest Entity [Line Items]
Unconsolidated VIE assets	295,414.3	[1]	290,517.7	[1]
Unconsolidated VIE liabilities	0	[1]	0	[1]
Total remaining carrying value of investment and maximum risk of loss	205.3	[1]	221.5	[1]
Collateralized Debt Obligations [Member]
Variable Interest Entity [Line Items]
Unconsolidated VIE assets	0	[2]	2.1	[2]
Unconsolidated VIE liabilities	0	[2]	12	[2]
Total remaining carrying value of investment and maximum risk of loss	0	[2]	0	[2]
Equity Investment [Member]
Variable Interest Entity [Line Items]
Unconsolidated VIE assets	2.8		4.5
Unconsolidated VIE liabilities	0.3		0.7
Total remaining carrying value of investment and maximum risk of loss	$ 3.8		$ 7.1

[1]	The unconsolidated VIE assets for the investment companies represent total net AUM for the related investment companies. Of Federated’s $205.3 million invested in these entities at December 31, 2012, $57.2 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $148.1 million included in Investments—affiliates and Investments—other on the Consolidated Balance Sheets. Of Federated’s $221.5 million invested in these entities at December 31, 2011, $44.0 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $177.5 million included in Investments—affiliates and Investments—other on the Consolidated Balance Sheets.
[2]	The Collateralized Debt Obligation closed in July 2012. There was no resulting impact to the Consolidated Financial Statements.

Fair Value Measurements Narrative (Details) (USD $)	3 Months Ended	12 Months Ended		12 Months Ended												60 Months Ended			12 Months Ended			3 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2012 SunTrust Acquisition [Member]	Dec. 31, 2011 Money Market Funds [Member]	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2010 Customer Relationships [Member]	Dec. 31, 2012 Noncompete Agreements [Member]	Dec. 31, 2011 Noncompete Agreements [Member]	Dec. 31, 2010 Noncompete Agreements [Member]	Dec. 31, 2010 Property, Plant and Equipment, Other Types [Member]	Dec. 31, 2017 Acquisition-related Future Consideration Liabilities [Member] Minimum [Member]	Dec. 31, 2017 Acquisition-related Future Consideration Liabilities [Member] Maximum [Member]	Dec. 31, 2017 Acquisition-related Future Consideration Liabilities [Member] Weighted Average [Member]	Dec. 31, 2010 Intangible asset related [Member]	Dec. 31, 2012 Consolidated feeder fund investment in offshore master investment fund [Member]	Dec. 31, 2011 Consolidated feeder fund investment in offshore master investment fund [Member]	Dec. 31, 2012 Equity Method Investee [Member]	Dec. 31, 2022 10-year compounded annual growth rate [Member] Equity Method Investee [Member]	Dec. 31, 2033 Terminal Growth Rate [Member] Equity Method Investee [Member]	Dec. 31, 2012 Liabilities Current [Member]	Dec. 31, 2012 Liabilities Non-current [Member]
Cash and cash equivalents invested in money market funds	$ 60,200,000		$ 45,800,000
Investments transferred from Level 1 to Level 2	2,000,000
Investments transferred from Level 2 to Level 1			3,500,000
Trading Securities, Current	55,020,000		113,505,000																	12,100,000	17,900,000
Trading Securities, Debt, Current							77,100,000
Interest Rate Cash Flow Hedge Liability at Fair Value	11,200,000																								5,900,000	5,300,000
Fair value of acquisition-related future consideration liabilities, current						3,500,000
Fair value of acquisition-related future consideration liabilities, noncurrent	8,300,000					4,700,000
Fair Value Inputs Estimated Rate of Change for Underlying Assets Under Management																(13.00%)	28.00%	4.00%					15.00%	3.00%
Fair Value Inputs Estimate of Impact of Fee Waiver																0.01%	0.02%	0.01%
Fair Value Inputs, Discount Rate																15.00%	18.00%	16.00%				17.00%
Ownership interest in equity-method investment	12.00%
Other Asset Impairment Charges	3,000,000
Equity Method Investments	3,800,000
Probability-weighted scenarios assumed growth rates in assets				(100.00%)	9.00%
Impairment of Intangible Assets, Finite-lived		10,200,000																	8,200,000
Finite-lived intangible assets, net value after impairment	8,682,000		12,097,000						7,898,000	10,534,000	2,000,000	784,000	1,563,000	800,000
Fixed assets value after impairment	38,912,000		38,228,000												700,000
Fair value of asset								$ 2,100,000

Fair Value Measurements Classes of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Total financial assets	$ 258,786		$ 322,372
Total financial liabilities	23,952		28,890
Cash and Cash Equivalents [Member]
Total financial assets	67,585		49,273
Available-for-sale Equity Securities [Member]
Total financial assets	136,023	[1]	159,539	[1]
Trading Securities - Equity [Member]
Total financial assets	25,970		29,458
Trading Securities - Debt [Member]
Total financial assets	29,050		84,047
Foreign Currency Forward Contract [Member]
Total financial assets	158		55
Level 1 [Member]
Total financial assets	179,886		188,905
Total financial liabilities	1,015		0
Level 1 [Member] | Cash and Cash Equivalents [Member]
Total financial assets	67,585		49,273
Level 1 [Member] | Available-for-sale Equity Securities [Member]
Total financial assets	102,493	[1]	128,611	[1]
Level 1 [Member] | Trading Securities - Equity [Member]
Total financial assets	9,194		10,805
Level 1 [Member] | Trading Securities - Debt [Member]
Total financial assets	614		216
Level 1 [Member] | Foreign Currency Forward Contract [Member]
Total financial assets	0		0
Level 2 [Member]
Total financial assets	78,900		133,467
Total financial liabilities	11,178		15,486
Level 2 [Member] | Cash and Cash Equivalents [Member]
Total financial assets	0		0
Level 2 [Member] | Available-for-sale Equity Securities [Member]
Total financial assets	33,530	[1]	30,928	[1]
Level 2 [Member] | Trading Securities - Equity [Member]
Total financial assets	16,776		18,653
Level 2 [Member] | Trading Securities - Debt [Member]
Total financial assets	28,436		83,831
Level 2 [Member] | Foreign Currency Forward Contract [Member]
Total financial assets	158		55
Level 3 [Member]
Total financial assets	0		0
Total financial liabilities	11,759		13,404
Level 3 [Member] | Cash and Cash Equivalents [Member]
Total financial assets	0		0
Level 3 [Member] | Available-for-sale Equity Securities [Member]
Total financial assets	0	[1]	0	[1]
Level 3 [Member] | Trading Securities - Equity [Member]
Total financial assets	0		0
Level 3 [Member] | Trading Securities - Debt [Member]
Total financial assets	0		0
Level 3 [Member] | Foreign Currency Forward Contract [Member]
Total financial assets	0		0
Interest Rate Swap [Member]
Total financial liabilities	11,178		15,241
Interest Rate Swap [Member] | Level 1 [Member]
Total financial liabilities	0		0
Interest Rate Swap [Member] | Level 2 [Member]
Total financial liabilities	11,178		15,241
Interest Rate Swap [Member] | Level 3 [Member]
Total financial liabilities	0		0
Acquisition-related Future Consideration Liabilities [Member]
Total financial liabilities	11,759		13,404
Acquisition-related Future Consideration Liabilities [Member] | Level 1 [Member]
Total financial liabilities	0		0
Acquisition-related Future Consideration Liabilities [Member] | Level 2 [Member]
Total financial liabilities	0		0
Acquisition-related Future Consideration Liabilities [Member] | Level 3 [Member]
Total financial liabilities	11,759		13,404
Other [Member]
Total financial liabilities	1,015	[2]	245	[2]
Other [Member] | Level 1 [Member]
Total financial liabilities	1,015	[2]	0	[2]
Other [Member] | Level 2 [Member]
Total financial liabilities	0	[2]	245	[2]
Other [Member] | Level 3 [Member]
Total financial liabilities	$ 0	[2]	$ 0	[2]

[1]	Previously reported fair value measurements as of December 31, 2011 have been restated herein to reflect as Level 2 the fair value measurement of an investment in a mutual fund that is not traded in an active exchange market but for which net asset value was used as a practical expedient to estimate fair value. The entire balance in Level 2 as of December 31, 2011 had previously been listed as Level 1.
[2]	Amounts include investments sold short within sponsored investment products and/or foreign currency forward contracts recorded in Other current liabilities on the Consolidated Balance Sheets.

Fair Value Measurements Reconciliation of Fair Value Measurements of Liability for Future Consideration Payments (Details) (Acquisition-related Future Consideration Liabilities [Member], Fair Value, Inputs, Level 3 [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Acquisition-related Future Consideration Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 13,404		$ 20,058		$ 0
New acquisition adjustment	3,361	[1]	(2,600)	[1]	20,058	[1]
Changes in fair value	(793)	[2]	900	[2]	0	[2]
Contingent consideration payments	(4,213)		(4,954)		0
Ending balance	$ 11,759		$ 13,404		$ 20,058

[1]	Amounts include the preliminary fair value estimate of the contingent payment liability recorded in connection with a new acquisition or the revision thereof upon finalization of the valuation process related to initial purchase accounting.
[2]	Amounts primarily included as a (decrease) increase to Intangible asset related expense on the Consolidated Statements of Income.

Investments Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Available-for-sale Securities, Current	$ 136,023,000	$ 159,539,000
Trading Securities, Current	55,020,000	113,505,000
Proceeds from redemptions of securities avaliable for sale	92,398,000	27,492,000	55,121,000
Purchases of securities available for sale	58,284,000	73,192,000	99,284,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		111,100,000
Total Fluctuating-Value Mutual Funds [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Unrealized Gains	6,250,000	2,498,000
Available For Sale Securities Fair Value	136,023,000	159,539,000
Available-for-sale Securities, Gross Unrealized Losses	26,000	1,875,000
Domestic and Foreign Debt Securities [Member]
Schedule of Investments [Line Items]
Trading Securities, Current	28,700,000
Stocks of large U.S. and international companies [Member]
Schedule of Investments [Line Items]
Trading Securities, Current	13,900,000	10,900,000
Consolidated feeder fund investment in offshore master investment fund [Member]
Schedule of Investments [Line Items]
Trading Securities, Current	12,100,000	17,900,000
Unrealized Gains [Member]
Schedule of Investments [Line Items]
Available For Sale Securities Fair Value	120,600,000
Money Market Funds [Member]
Schedule of Investments [Line Items]
Trading Securities, Debt, Current		$ 77,100,000

Investments Available-For-Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 44,944	$ 43,217
Gross Unrealized Gains	4,814	2,037
Gross Unrealized Losses	(5)	(925)
Estimated Fair Value	49,753	44,329
Fixed-Income Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	84,855	115,699
Gross Unrealized Gains	1,436	461
Gross Unrealized Losses	(21)	(950)
Estimated Fair Value	86,270	115,210
Total Fluctuating-Value Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	129,799	158,916
Gross Unrealized Gains	6,250	2,498
Gross Unrealized Losses	(26)	(1,875)
Estimated Fair Value	$ 136,023	$ 159,539

Investments Gain on Securities, Net of Investment Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Gain on securities, net	$ 6,911	[1]	$ 1,432	[1]	$ 3,542	[1]
Consolidated Investment Companies [Member]
Gain on securities, net	2,000		(1,200)		1,500
Trading Securities [Member]
Unrealized gain (loss) on trading securities	1,614		(871)		541
Realized gains	1,200	[2]	931	[2]	2,045	[2]
Realized losses	(627)	[2]	(830)	[2]	(958)	[2]
Settlement Of Derivative [Member]
Unrealized gain (loss) on derivatives	72	[3]	(560)	[3]	190	[3]
Realized gains	310	[2],[3]	570	[2],[3]	720	[2],[3]
Realized losses	(97)	[2],[3]	(814)	[2],[3]	(907)	[2],[3]
Available-for-sale Securities [Member]
Realized gains	4,439	[2]	3,006	[2]	1,239	[2]
Realized losses	0	[2]	0	[2]	(6)	[2]
Purchased Loans [Member]
Realized gains	$ 0	[2]	$ 0	[2]	$ 678	[2]

[1]	Amounts related to consolidated investment companies totaled $2.0 million, $(1.2) million and $1.5 million for 2012, 2011 and 2010, respectively.
[2]	Realized gains and losses are computed on a specific-identification basis.
[3]	Amounts related to the settlement of economic derivatives held by certain consolidated sponsored products.

Intangible Assets and Goodwill Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	$ (15,700,000)
Finite-Lived Intangible Assets, Amortization Expense	3,400,000	7,000,000	14,300,000
Goodwill	$ 648,820,000	$ 642,329,000

Intangible Assets and Goodwill Table (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	$ 52,906	$ 68,634
Finite-Lived Intangible Assets, Accumulated Amortization	(44,224)	(56,537)
Finite-Lived Intangible Assets, Net	8,682	12,097
Indefinite-Lived Intangible Assets (Excluding Goodwill)	70,355	66,500
Intangible Assets Including Goodwill Gross	772,081	777,463
Goodwill	648,820	642,329
Intangible Assets, Net (Including Goodwill)	727,857	720,926
Intangible Assets Including Goodwill [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(44,224)	(56,537)
Renewable Investment Advisory Rights [Member]
Intangible Assets Including Goodwill [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	68,455	64,600
Trade Names [Member]
Intangible Assets Including Goodwill [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,900	1,900
Customer Relationships [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	45,812	56,492
Finite-Lived Intangible Assets, Accumulated Amortization	(37,914)	(45,958)
Finite-Lived Intangible Assets, Net	7,898	10,534	2,000
Noncompete Agreements [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	7,094	12,142
Finite-Lived Intangible Assets, Accumulated Amortization	(6,310)	(10,579)
Finite-Lived Intangible Assets, Net	$ 784	$ 1,563	$ 800

Intangible Assets and Goodwill Future Amortization Expense Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 2.6
2014	2
2015	1.4
2016	1
2017	$ 0.6

Property and Equipment Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 8.1	$ 8.3	$ 7.5

Property and Equipment Table (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 89,822	$ 85,477
Accumulated Depreciation	(50,910)	(47,249)
Property and equipment, net	38,912	38,228
Computer Software and Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	47,566	45,468
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	12 years
Property and equipment, Gross	17,875	17,875
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	18,143	15,934
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 6,238	$ 6,200
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	1 year
Minimum [Member] | Computer Software and Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	3 years
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	12 years
Maximum [Member] | Computer Software and Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	7 years
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	10 years

Insurance Proceeds (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Advance insurance proceeds				$ 10
Insurance Recoveries	3	17.3	20.2
Proceeds from Insurance Settlement	$ 10.2

Debt and Interest Rate Swap Narrative (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012		Dec. 31, 2011	Jun. 10, 2011
Borrowings Under Credit Agreement		$ 318,750,000		$ 361,250,000
Line of Credit Facility, Maximum Borrowing Capacity					200,000,000
Final payment due upon expiration	28,300,000
Term Loan, Interest Rates		3.65%	[1]
Interest Rate Cash Flow Hedge Liability at Fair Value		11,200,000
Amount of swap liability to be reclassified during next twelve months		5,900,000
Amount of swap liability reclassified during the period		7,300,000		8,300,000
Line of Credit Facility, Current Borrowing Capacity		200,000,000
Line Of Credit Facility Facility Fee Basis Points		15
Revolving Credit Facility Spread Basis Points		110
Borrowings Under Credit Agreement At Date Of Amendment [Member]
Borrowings Under Credit Agreement					382,500,000
Term Loan Quarterly Payment First Three Years [Member]
Required principal payments per quarter for the term loan	10,600,000
Term Loan Quarterly Payment Years Four And Five [Member]
Required principal payments per quarter for the term loan	28,300,000
Liabilities Current [Member]
Interest Rate Cash Flow Hedge Liability at Fair Value		5,900,000
Liabilities Non-current [Member]
Interest Rate Cash Flow Hedge Liability at Fair Value		$ 5,300,000

[1]	See additional information below regarding the interest rate fixed at 3.646% in connection with the Swap.

Debt and Interest Rate Swap Table (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt And Interest Rate Swap [Abstract]
Term Loan, Interest Rates	3.65%	[1]
Term Loan	$ 318,750		$ 361,250
Less: Short-term debt	42,500		42,500
Long-term debt	$ 276,250		$ 318,750

[1]	See additional information below regarding the interest rate fixed at 3.646% in connection with the Swap.

Employee Benefit Plans Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Line Items]
Employer contribution expense	$ 4,200,000	$ 4,000,000	$ 3,900,000
401(k) Plan [Member]
Employee Benefit Plans [Line Items]
Number of years of service for vesting	2 years
Number of hours of service for vesting, per year	1,000
Percentage vested after fulfilling the minimum required years of service	20.00%
Number of years for incremental percentage vesting until participant fully vested in Company's matching contribution	4 years
Deferred Profit Sharing [Member]
Employee Benefit Plans [Line Items]
Employer contribution expense	0	0	0
Number of hours of service for eligibility in profit sharing plan, per year	500
Number of shares in profit sharing plan	500,000
Employee Stock [Member]
Employee Benefit Plans [Line Items]
Maximum number of shares of Class B common stock for Employee Stock Purchase Plan	$ 750,000
Defined Contribution Plan Number Of Shares Of Class B Common Stock Purchased Under Plan Since Inception	140,600
First Salary Deferral Contribution [Member] | 401(k) Plan [Member]
Employee Benefit Plans [Line Items]
Employee contribution percentage	2.00%
Employers contribution percentage	100.00%
Second Salary Deferral Contribution [Member] | 401(k) Plan [Member]
Employee Benefit Plans [Line Items]
Employee contribution percentage	4.00%
Employers contribution percentage	50.00%
Minimum [Member] | 401(k) Plan [Member]
Employee Benefit Plans [Line Items]
Employee contribution percentage	1.00%
Maximum [Member] | 401(k) Plan [Member]
Employee Benefit Plans [Line Items]
Employee contribution percentage	50.00%
Maximum [Member] | Employee Stock [Member]
Employee Benefit Plans [Line Items]
Employee contribution percentage	10.00%

Share-Based Compensation Plans Narrative (Details) (USD $)	3 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Number of Shares Authorized under Stock Incentive Plan				27,100,000
Number of Shares Available for Grant under Stock Incentive Plan				6,000,000
Share-based compensation expense				20,135,000		19,006,000	19,124,000
Tax benefit from share-based compensation				7,600,000		7,100,000	7,200,000
Nonvested Awards, Total Compensation Cost Not yet Recognized				64,000,000
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition				6 years
Restricted Stock Granted in Period				1,015,273	[1]	1,011,876	897,379
Restricted Stock Granted in Period, Weighted Average Grant Date Fair Value				18.06	[1]	19.97	22.97
Restricted Stock, Vested in Period, Total Fair Value				14,100,000		15,400,000	12,200,000
Number of Shares of Common Stock Able To Be Purchased For Each Exercised Stock Option				1
Stock Options, Exercises in Period				0		603,418	486,150
Stock Options, Exercises in Period, Total Intrinsic Value						1,200,000	2,300,000
Options, Granted In Period				0		0	0
Non-management director stock award				(722,825)
Director [Member]
Stock Options Exercise Period, Years				10 years
Non-management director stock award	4,500	4,500	6,000	0		0	0
Minimum [Member]
Award Requisite Service Period				3 years
Lapse of restrictions on vested portion of restricted stock award				5 years
Maximum [Member]
Award Requisite Service Period				10 years
Lapse of restrictions on vested portion of restricted stock award				10 years

[1]	During 2012, Federated awarded 480,773 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. Also during 2012, Federated awarded 534,500 shares of restricted Federated Class B common stock to certain key employees. The restricted stock awards generally vest over ten-year periods with restrictions on the vested portions of the awards lapsing on approximately the awards’ fifth- and tenth-year anniversaries.

Share-Based Compensation Plans Nonvested Restricted Stock Units (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Awards, Nonvested, Number of Shares [Roll Forward]
Nonvested, Beginning Balance	3,770,021
Granted in Period	1,015,273	[1]	1,011,876	897,379
Vested in Period	(722,825)
Forfeited in Period	(21,687)
Nonvested, Ending Balance	4,040,782		3,770,021
Restricted Stock Awards, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 22.74
Granted in Period, Weighted Average Grant Date Fair Value	$ 18.06	[1]	$ 19.97	$ 22.97
Vested in Period, Weighted Average Grant Date Fair Value	$ 24.53
Forfeited in Period, Weighted Average Grant Date Fair Value	$ 23.71
Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 21.24		$ 22.74
Class B Common Stock Bonus [Member]
Restricted Stock Awards, Nonvested, Number of Shares [Roll Forward]
Granted in Period	480,773
Restricted Stock Awards, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Vesting period, years	3 years
Class B Common Stock Key Employees [Member]
Restricted Stock Awards, Nonvested, Number of Shares [Roll Forward]
Granted in Period	534,500
Restricted Stock Awards, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Vesting period, years	10 years
Minimum [Member]
Restricted Stock Awards, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Vesting period, years	3 years
Lapse of restrictions on vested portion of restricted stock award	5 years
Maximum [Member]
Restricted Stock Awards, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Vesting period, years	10 years
Lapse of restrictions on vested portion of restricted stock award	10 years

[1]	During 2012, Federated awarded 480,773 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. Also during 2012, Federated awarded 534,500 shares of restricted Federated Class B common stock to certain key employees. The restricted stock awards generally vest over ten-year periods with restrictions on the vested portions of the awards lapsing on approximately the awards’ fifth- and tenth-year anniversaries.

Share-Based Compensation Plans Stock Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number, Beginning Balance	392,479
Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 29.72
Options, Expirations in Period	(337,729)
Options, Expirations in Period, Weighted Average Exercise Price	$ 29.36
Options Outstanding, Number, Ending Balance	54,750	[1]
Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 31.97	[1]
Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 8 months 12 days	[1]
Options, Outstanding, Intrinsic Value	$ 0	[1]
Options, Vested and Expected to Vest, Outstanding, Number	54,750
Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 31.97
Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	3 years 8 months 12 days
Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0
Options, Exercisable, Number	54,750
Options, Exercisable, Weighted Average Exercise Price	$ 31.97
Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 8 months 12 days
Options, Exercisable, Intrinsic Value	$ 0

[1]	All stock options outstanding at December 31, 2012 were also vested and exercisable.

Common Stock Narrative (Details) (USD $)	3 Months Ended													12 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Class B [Member]	Dec. 31, 2008 Class B [Member]	Dec. 31, 2012 Special Cash Dividend [Member]	Mar. 31, 2010 Special Cash Dividend [Member]	Dec. 31, 2012 Treasury Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2010 Treasury Stock [Member]
Class of Stock [Line Items]
Dividends paid														$ 256,750,000	$ 99,960,000	$ 228,651,000
Payments Of Special Dividends	156,900,000												129,800,000
Cash dividends per share	$ 1.75	[1]	$ 0.24	[1]	$ 0.24	[1]	$ 0.24	[1]	$ 0.24	$ 0.24	$ 0.24	$ 0.24		$ 2.47	$ 0.96	$ 2.22			$ 1.51	$ 1.26
Number of shares authorized under share repurchase program																		5,000,000
Repurchased shares, shares																					(321,687)	(1,540,795)	(659,675)
Amount paid for repurchase of common stock														$ 6,334,000	$ 28,057,000	$ 14,249,000
Remaining number of shares authorized to be repurchased																	1,900,000

[1]	For the quarter ended December 31, 2012, Federated paid $1.51 per share as a special cash dividend and a $0.24 per share regular dividend. All dividends are considered ordinary dividends for tax purposes. The special dividend negatively impacted fourth quarter 2012 diluted earnings per share by $0.04 per share.

Leases Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Operating Leases Number Of Renewal Terms	2 years
Operating Leases Number Of Years For Each Renewal Term	5 years
Rental expenses	$ 11.5	$ 11.2	$ 11.3

Leases Future Minimum Rental Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 12.7
2014	11.9
2015	10
2016	9.3
2017	8.9
2018 and thereafter	28.5
Total minimum lease payments	$ 81.3

Income Taxes Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Federal	$ 23,143,000	$ 15,996,000	$ 20,997,000
Tax net operating losses	16,781,000	16,481,000
Capital Loss Carry-forward period	5 years
Unrecognized Tax Benefits	0	0
State Operating Loss, Net [Member]
Valuation Allowance, Amount	14,800,000	14,300,000
Deferred tax asset, valuation allowance	99.00%	99.00%
Foreign Operating Loss, Net [Member]
Valuation Allowance, Amount	1,800,000	1,700,000
Deferred tax asset, valuation allowance	95.00%	94.00%
Capital Losses [Member]
Valuation Allowance, Amount	3,500,000	5,000,000
Intangible Assets [Member]
Deferred Federal	(19,700,000)	(18,700,000)	(11,800,000)
Accrued Incentive Compensation [Member]
Deferred Federal		5,100,000
Insurance Proceeds [Member]
Deferred Federal			(7,300,000)
State and Foreign Tax Jurisdictions [Member]
Tax net operating losses	$ 16,800,000	$ 16,300,000

Income Taxes Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 78,422	$ 67,662	$ 79,273
State	7,430	6,426	8,504
Foreign	6	(56)	(33)
Total Current	85,858	74,032	87,744
Deferred:
Federal	23,143	15,996	20,997
State	1,878	1,291	3,210
Foreign	4	(31)	6
Total	$ 110,883	$ 91,288	$ 111,957

Income Taxes Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Expected statutory income tax rate	35.00%	35.00%	35.00%
Increase/(decrease)
State and local income taxes, net of Federal benefit	2.10%	2.10%	2.50%
Other	0.00%	0.60%	1.00%
Effective tax rate (excluding noncontrolling interests)	37.10%	37.70%	38.50%
Income attributable to noncontrolling interests	(1.20%)	(0.60%)	(1.30%)
Effective tax rate per Consolidated Statements of Income	35.90%	37.10%	37.20%

Deferred tax assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets
Tax net operating losses	$ 16,781	$ 16,481
Other compensation related	6,226	5,843
Unrealized and realized capital losses, net	4,839	7,835
Share-based compensation	3,622	3,405
Deferred income	578	3,500
Write-down of Collateralized Debt Obligation and other investments	169	3,331
Other	1,944	2,560
Total deferred tax assets	34,159	42,955
Valuation allowance	(20,069)	(21,030)
Total deferred tax asset, net of valuation allowance	14,090	21,925
Deferred Tax Liabilities
Intangible assets	92,823	73,269
Property and equipment	5,323	5,902
State taxes	5,156	3,546
Deferred sales commissions	4,927	3,788
Costs of internal-use software	2,811	2,630
Other	1,595	1,791
Total gross deferred tax liability	112,635	90,926
Net deferred tax liability	$ 98,545	$ 69,001

Earnings Per Share Attributable to Federated Investors, Inc. Shareholders Narrative (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Stock option awards excluded from calculation of diluted EPS	200,000		700,000	3,000,000
Options Outstanding, Number	54,750	[1]	392,479

[1]	All stock options outstanding at December 31, 2012 were also vested and exercisable.

Earnings Per Share Attributable to Federated Investors, Inc. Shareholders Computation of Basic and Diluted Earnings Per Share (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income attributable to Federated Investors, Inc.	$ 49,581	[1],[2]	$ 55,773	[1],[2]	$ 40,410	[1],[2]	$ 42,325	[1],[2]	$ 36,943	$ 38,320	$ 42,413	$ 33,231	$ 188,088		$ 150,906		$ 179,114
Basic weighted-average common shares outstanding													100,313		100,609		99,925
Dilutive potential shares from stock options													0		23		68
Diluted weighted-average common shares outstanding													100,313		100,632		99,993
Earnings Per Share, Basic and Diluted	$ 0.44	[1],[2],[3]	$ 0.54	[1],[2],[3]	$ 0.39	[1],[2],[3]	$ 0.41	[1],[2],[3]	$ 0.36	$ 0.37	$ 0.41	$ 0.32	$ 1.79	[4]	$ 1.45	[4]	$ 1.73	[4]
Basic [Member]
Net income attributable to Federated Investors, Inc.													188,088		150,906		179,114
Less: Total income available to participating unvested restricted shareholders													(8,400)	[5]	(4,922)	[5]	(6,443)	[5]
Total net income attributable to Federated Common Stock													179,688	[4]	145,984	[4]	172,671	[4]
Diluted [Member]
Net income attributable to Federated Investors, Inc.													188,088		150,906		179,114
Less: Total income available to participating unvested restricted shareholders													(8,400)	[5]	(4,921)	[5]	(6,443)	[5]
Total net income attributable to Federated Common Stock													$ 179,688	[4]	$ 145,985	[4]	$ 172,671	[4]

[1]	Federated recorded an impairment charge of $3.0 million related to an equity-method investment in the fourth quarter of 2012. See Note (6) for additional information.
[2]	For the quarters ended September 30, 2012 and December 31, 2012, Federated recorded pretax insurance recoveries totaling $17.3 million and $3.0 million, respectively, for claims submitted over the past several years related to various legal proceedings. See Note (10) for additional information.
[3]	For the quarter ended December 31, 2012, Federated paid $1.51 per share as a special cash dividend and a $0.24 per share regular dividend. All dividends are considered ordinary dividends for tax purposes. The special dividend negatively impacted fourth quarter 2012 diluted earnings per share by $0.04 per share.
[4]	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.
[5]	Income available to participating restricted shareholders includes dividends paid on unvested restricted shares and their proportionate share of undistributed earnings, if any.

Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders Schedule (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Unrealized Loss on Hedging Instruments Net of Tax Reconciliation Value	$ (7,071)		$ (9,634)		$ (7,627)		$ 0
Unrealized (Loss) Gain on Securities Available for Sale Net Of Tax Reconciliation Value	3,644		325		3,264		424
Foreign Currency Translation Gain (Loss) Net of Tax Reconciliation Value	490		697		668		1,090
Accumulated other comprehensive income (loss), net of tax	(2,937)		(8,612)		(3,695)		(1,514)
Unrealized Loss on Hedging Instruments Change in Market Value, Net of Tax	(2,193)	[1]	(7,373)	[1]	(11,828)	[1]
Unrealized (Loss) Gain on Securities Available for Sale Change in Market Value, Net of Tax	5,535	[1]	(1,449)	[1]	3,642	[1]
Total Change in Market Value Net Of Tax	3,342	[1]	(8,822)	[1]	(8,186)	[1]
Unrealized Loss on Hedging Instruments Reclassification Adjustment, Net of Tax	4,756	[2]	5,366	[2]	4,201	[2]
Unrealized (Loss) Gain on Securities Available For Sale, Reclassification Adjustment, Net of Tax	(2,216)	[2]	(1,490)	[2]	(802)	[2]
Foreign Currency Translation Gain (Loss) Reclassification Adjustment, Net of Tax	(44)	[2]	0	[2]	0	[2]
Total Reclassification Adjustment Net of Tax	2,496	[2]	3,876	[2]	3,399	[2]
Foreign Currency Translation Gain (Loss), Gain (Loss) on currency conversion, Net of Tax	(163)	[3]	29	[3]	(422)	[3]
Change in market value of the hedging instruments, tax	(1,060)		(4,390)		(6,369)
Change in market value of securities available for sale, tax	3,474		(1,337)		2,640
Reclassification adjustment for hedging instruments, tax	2,560		2,889		2,262
Reclassification adjustment for available for sale securities, tax	(1,192)		(802)		(431)
Reclassification adjustment for foreign currency translation, tax	(24)
Foreign currency translation gain/loss, tax	$ 16		$ (251)		$ (227)

[1]	The tax benefit related to the change in fair value of the interest rate swap was $(1,060), $(4,390) and $(6,369) for 2012, 2011 and 2010, respectively. The tax expense (benefit) related to the change in fair value of securities available for sale was $3,474, $(1,337) and $2,640 for 2012, 2011 and 2010, respectively.
[2]	The tax expense related to the reclassification adjustments for the interest rate swap was $2,560, $2,889 and $2,262 for 2012, 2011 and 2010, respectively. The tax benefit related to the reclassification adjustments for securities available for sale was $(1,192), $(802) and $(431) for 2012, 2011 and 2010, respectively.
[3]	The tax expense (benefit) related to the foreign currency translation gain/loss was $16, $(251) and $(227) for 2012, 2011 and 2010, respectively.

Purchased Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Transfers Of Purchased Loans [Abstract]
Transfer of purchased loans into new company sponsored fund in exchange for shares	$ 46.2
Cash invested in new company sponsored fund In exchange for shares	4.3
Gain (Loss) on Sale of Other Loans and Leases	$ 0.7

Commitments and Contingencies Narrative (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2012 SunTrust Acquisition [Member]	Dec. 31, 2011 SunTrust Acquisition [Member]	Sep. 30, 2010 SunTrust Acquisition [Member]	Mar. 31, 2012 Prudent Bear Acquisition [Member]	Mar. 31, 2011 Prudent Bear Acquisition [Member]	Mar. 31, 2010 Prudent Bear Acquisition [Member]	Dec. 31, 2008 Prudent Bear Acquisition [Member]	Dec. 31, 2012 Prudent Bear Acquisition [Member]	Mar. 31, 2012 Clover Capital Acquisition [Member]	Mar. 31, 2011 Clover Capital Acquisition [Member]	Mar. 31, 2010 Clover Capital Acquisition [Member]	Dec. 31, 2008 Clover Capital Acquisition [Member]	Dec. 31, 2012 Clover Capital Acquisition [Member]	Dec. 31, 2012 Rochdale Acquisition [Member]	Dec. 31, 2011 Rochdale Acquisition [Member]	Dec. 31, 2010 Rochdale Acquisition [Member]	Sep. 30, 2007 Rochdale Acquisition [Member]	Dec. 31, 2012 Rochdale Acquisition [Member]	Jun. 30, 2005 Alliance Acquisition [Member]	Sep. 30, 2010 Alliance Acquisition [Member]	Sep. 30, 2010 Alliance Acquisition [Member]	Dec. 31, 2012 Employment-related Commitments [Member]
Business Acquisition Contingent Consideration Payable Period				5 years				4 years					5 years					5 years		5 years
Contingent purchase price payments		$ 4,200,000	$ 5,000,000		$ 0	$ 44,700,000	$ 5,100,000			$ 5,900,000	$ 0	$ 0			$ 2,800,000	$ 1,100,000	$ 2,100,000		$ 8,000,000		$ 35,700,000	$ 95,700,000
Estimated remaining contingent purchase price payments		11,000,000												56,000,000
Remaining Business Acquisition Contingent Consideration Payable Period		3 years
Fair value of future consideration payments liability		8,200,000
Fair value of acquisition-related future consideration liabilities, current		3,500,000
Fair value of acquisition-related future consideration liabilities, noncurrent	8,300,000	4,700,000
Business acquisition contingent consideration accrued liability									0					3,400,000
Employee-related commitments to be paid in 2013	36,900,000																						16,900,000	[1]
Maximum bonus payable over remaining terms	43,000,000
Bonus payable in succeeding year	0
Bonus payable related to the Fund Bonus	$ 600,000

[1]	Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments. These contracts expire on various dates through the year 2014.

Commitments and Contingencies Unrecorded Unconditional Purchase Obligations Disclosure (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	$ 36.9
2014	15.1
2015	1.1
2016	0.6
2017	0.4
After 2017	0.2
Total	54.3
Purchase Obligations [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	20	[1]
2014	7.4	[1]
2015	1.1	[1]
2016	0.6	[1]
2017	0.4	[1]
After 2017	0.2	[1]
Total	29.7	[1]
Employment-related Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	16.9	[2]
2014	7.7	[2]
2015	0	[2]
2016	0	[2]
2017	0	[2]
After 2017	0	[2]
Total	$ 24.6	[2]

[1]	Federated is a party to various contracts pursuant to which it receives certain services including services for legal, marketing and information technology, access to various fund-related information systems and research databases, trade order transmission and recovery services as well as other services. These contracts contain certain minimum noncancelable payments, cancellation provisions and renewal terms. The contracts expire on various dates through the year 2019. Costs for such services are expensed as incurred.
[2]	Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments. These contracts expire on various dates through the year 2014.

Subsequent Events (Details) (USD $)	Jan. 24, 2013
Subsequent Events [Abstract]
Dividend per share paid to shareholders	$ 0.24

Supplementary Quarterly Financial Data Narrative (Details)	Feb. 15, 2013
Common Class A [Member]
Class of Stock [Line Items]
Common Stock Number Of Beneficial Shareholders	1
Class B [Member]
Class of Stock [Line Items]
Common Stock Number Of Beneficial Shareholders	25,779

Supplementary Quarterly Financial Data Schedule (Details) (USD $)	3 Months Ended																6 Months Ended	12 Months Ended						3 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Special Cash Dividend [Member]	Mar. 31, 2010 Special Cash Dividend [Member]	Dec. 31, 2012 Quarterly Cash Dividend [Member]
Quarterly Financial Information [Line Items]
Revenue	$ 244,824,000		$ 238,468,000		$ 232,132,000		$ 230,281,000		$ 216,406,000		$ 214,048,000		$ 225,777,000		$ 238,882,000			$ 945,706,000		$ 895,114,000		$ 951,943,000
Operating income	83,192,000	[1]	90,033,000	[1]	69,020,000	[1]	70,347,000	[1]	61,861,000		67,011,000		72,083,000		56,500,000			312,593,000		257,455,000		309,791,000
Net income including noncontrolling interest in subsidiaries	51,956,000	[1],[2]	58,193,000	[1],[2]	43,073,000	[1],[2]	44,407,000	[1],[2]	38,625,000		38,520,000		42,885,000		35,054,000			197,628,000		155,083,000		189,163,000
Amounts attributable to Federated Investors, Inc.
Net income	49,581,000	[1],[2]	55,773,000	[1],[2]	40,410,000	[1],[2]	42,325,000	[1],[2]	36,943,000		38,320,000		42,413,000		33,231,000			188,088,000		150,906,000		179,114,000
Earnings Per Share, Basic and Diluted	$ 0.44	[1],[2],[3]	$ 0.54	[1],[2],[3]	$ 0.39	[1],[2],[3]	$ 0.41	[1],[2],[3]	$ 0.36		$ 0.37		$ 0.41		$ 0.32			$ 1.79	[4]	$ 1.45	[4]	$ 1.73	[4]
Cash dividends per share	$ 1.75	[3]	$ 0.24	[3]	$ 0.24	[3]	$ 0.24	[3]	$ 0.24		$ 0.24		$ 0.24		$ 0.24			$ 2.47		$ 0.96		$ 2.22		$ 1.51	$ 1.26	$ 0.24
Stock price per share
High	$ 23.48	[5]	$ 22.31	[5]	$ 23.23	[5]	$ 23.89	[5]	$ 22.39	[5]	$ 24.54	[5]	$ 27.11	[5]	$ 28.57	[5]
Low	$ 18.28	[5]	$ 19.32	[5]	$ 18.54	[5]	$ 15.45	[5]	$ 14.36	[5]	$ 16.01	[5]	$ 23.43	[5]	$ 24.93	[5]
Impact of Minimum Yield Waivers
Revenue	(70,748,000)		(69,495,000)		(70,254,000)		(80,468,000)		(88,953,000)		(88,901,000)		(79,355,000)		(63,461,000)			(291,000,000)		(320,700,000)		(241,600,000)
Less: Reduction in Distribution expense	54,918,000		52,934,000		53,080,000		57,547,000		61,857,000		63,187,000		57,807,000		49,484,000			218,500,000		232,300,000		186,600,000
Operating income	(15,830,000)		(16,561,000)		(17,174,000)		(22,921,000)		(27,096,000)		(25,714,000)		(21,548,000)		(13,977,000)			(72,500,000)		(88,400,000)		(55,000,000)
Less: Reduction in Noncontrolling interest	331,000		298,000		(5,000)		618,000		978,000		2,483,000		2,172,000		839,000			1,300,000		6,500,000		1,000,000
Pre-tax impact	(15,499,000)		(16,263,000)		(17,179,000)		(22,303,000)		(26,118,000)		(23,231,000)		(19,376,000)		(13,138,000)			(71,200,000)		(81,900,000)		(54,000,000)
Insurance Recoveries	3,000,000		17,300,000														20,200,000
Other Asset Impairment Charges	$ 3,000,000
Negative Impact to Diluted Earnings Per Share From Special Dividend	$ 0.04

[1]	For the quarters ended September 30, 2012 and December 31, 2012, Federated recorded pretax insurance recoveries totaling $17.3 million and $3.0 million, respectively, for claims submitted over the past several years related to various legal proceedings. See Note (10) for additional information.
[2]	Federated recorded an impairment charge of $3.0 million related to an equity-method investment in the fourth quarter of 2012. See Note (6) for additional information.
[3]	For the quarter ended December 31, 2012, Federated paid $1.51 per share as a special cash dividend and a $0.24 per share regular dividend. All dividends are considered ordinary dividends for tax purposes. The special dividend negatively impacted fourth quarter 2012 diluted earnings per share by $0.04 per share.
[4]	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.
[5]	Federated’s common stock is traded on the New York Stock Exchange under the symbol FII.